                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09259

                     Morgan Stanley Total Market Index Fund
               (Exact name of registrant as specified in charter)

      1221 Avenue of the Americas, New York, New York                 10020
         (Address of principal executive offices)                   (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: January 31, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY TOTAL MARKET INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the six-month period ended January 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2005

                                                  DOW
                                                JONES             LIPPER
                                             WILSHIRE          MULTI-CAP
                                                 5000               CORE
 CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)     FUNDS INDEX(2)
 -------    -------    -------    -------    --------    ---------------
   9.26%      8.78%      8.71%      9.32%       9.41%          10.07%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Performance for the U.S. equity market was generally strong over the six months ended January 31, 2005. The Federal Open Market Committee raised the federal funds target rate a number of times during that period, but the increases apparently did not take many investors by surprise. As a result, the stock market was largely unaffected. The U.S. economy continued to grow steadily and the labor market improved, though fewer jobs were created than some economists and investors had expected. Investor confidence was shaken over the summer and early fall by fears of terrorism and concern over the possibility of a disputed presidential election, which hampered the market's gains. The market went on to rally late in the year when the election ended without incident and fears related to terrorism subsided. A pick-up in consumer spending and a drop in the price of crude oil further helped to lift stocks as 2004 drew to a close, although weaker-than-expected economic numbers contributed in part to the slowing performance of equities in the final month of the period.

PERFORMANCE ANALYSIS

Morgan Stanley Total Market Index Fund underperformed the Dow Jones Wilshire 5000 Index and the Lipper Multi-Cap Core Funds Index for the six months ended January 31, 2005, assuming no deduction of applicable sales charges. During this period stock performance varied across sectors, and a number of sectors contributed more positively to performance than others due to relative size. Due to their large size, the financial, consumer discretionary and industrial sectors were the most significant contributors to the Fund's performance. In spite of their smaller weighting in the portfolio, utilities stocks were among the best performing in part due to the rising interest rate environment, and many names within the sector were also helped by the merger activity which occurred during the period. The rising price of oil benefited many energy companies, and within the sector a number of drilling and exploration companies performed particularly well.

Some sectors underperformed others during the six months and contributed much less to positive performance. Health care stocks were the worst-performing for the period, as large pharmaceutical companies suffered from the voluntary recall of drugs from the market by a number of companies. Telecommunications stocks also underperformed other sectors over the six months; the sector made the smallest contribution to the Fund's performance. Although some companies within the sector were helped by merger activity during the period, a number of the larger companies that sought to acquire others were significantly hurt. In addition, many smaller companies including telecom equipment producers experienced earnings problems that further hindered the sector's performance. A number of large-cap technology stocks weighed on that sector's performance and offset some of the gains made by other technology names.

THE INVESTMENT PERFORMANCE OF THE DOW JONES WILSHIRE 5000 INDEX DOES NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE FUND'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

   General Electric Co.                         2.7%

   Exxon Mobil Corp.                            2.4

   Microsoft Corp.                              1.9

   Citigroup Inc.                               1.8

   Johnson & Johnson                            1.4

   Bank of America Corp.                        1.4

   Pfizer, Inc.                                 1.3

   IBM Corp.                                    1.1

   American International Group, Inc.           1.1

   Intel Corp.                                  1.1

   TOP FIVE INDUSTRIES

   Pharmaceuticals: Major                       5.0%

   Industrial Conglomerates                     4.1

   Integrated Oil                               3.8

   Major Banks                                  3.8

   Financial Conglomerates                      3.7

DATA AS OF JANUARY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE DOW JONES WILSHIRE 5000 COMPOSITE INDEX CONSISTS OF SUBSTANTIALLY ALL OF THE STOCKS WHICH ARE ACTIVELY TRADED IN THE UNITED STATES (CURRENTLY, MORE THAN 5,000). THE INDEX CONSISTS OF LARGE CAPITALIZATION, MID CAPITALIZATION AND SMALL CAPITALIZATION STOCKS. BECAUSE THE INDEX IS WEIGHTED BY FLOAT-ADJUSTED MARKET CAPITALIZATIONS, CURRENTLY LARGE CAPITALIZATION STOCKS IN THE INDEX REPRESENT APPROXIMATELY THREE QUARTERS OF ITS VALUE. THE INDEX MAY INCLUDE SOME FOREIGN COMPANIES. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN STOCKS INCLUDED IN THE INDEX.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JANUARY 31, 2005

                      CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                     (SINCE 09/28/99)     (SINCE 09/28/99)     (SINCE 09/28/99)     (SINCE 09/28/99)
  SYMBOL                        TMIAX                TMIBX                TMICX                TMIDX
  1 YEAR                         6.74%(3)             5.97%(3)             5.79%(3)             6.93%(3)
                                 1.14(4)              0.97(4)              4.79(4)                --
  5 YEARS                       (1.77)(3)            (2.51)(3)            (2.51)(3)            (1.54)(3)
                                (2.82)(4)            (2.91)(4)            (2.51)(4)               --
  SINCE INCEPTION                0.60(3)             (0.16)(3)            (0.16)(3)             0.84(3)
                                (0.41)(4)            (0.35)(4)            (0.16)(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE DOW JONES WILSHIRE 5000 (FLOAT ADJ) COMPOSITE INDEX MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES AND IS THE BEST MEASURE OF THE ENTIRE U.S. STOCK MARKET. OVER 5,000 CAPITALIZATION WEIGHTED SECURITY RETURNS ARE USED TO ADJUST THE INDEX. THE INDEX IS WEIGHTED BY FLOAT-ADJUSTED MARKET CAPITALIZATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/04 - 01/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING          ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                   -------------     -------------    ---------------
                                                                                        08/01/04 -
                                                     08/01/04          01/31/05          01/31/05
                                                   -------------     -------------    ---------------
CLASS A
Actual (9.26% return)                              $    1,000.00     $    1,092.60    $          3.43
Hypothetical (5% annual return before expenses)    $    1,000.00     $    1,021.93    $          3.31

CLASS B
Actual (8.78% return)                              $    1,000.00     $    1,087.80    $          7.37
Hypothetical (5% annual return before expenses)    $    1,000.00     $    1,018.15    $          7.12

CLASS C
Actual (8.71% return)                              $    1,000.00     $    1,087.10    $          7.36
Hypothetical (5% annual return before expenses)    $    1,000.00     $    1,018.15    $          7.12

CLASS D
Actual (9.32% return)                              $    1,000.00     $    1,093.20    $          2.11
Hypothetical (5% annual return before expenses)    $    1,000.00     $    1,023.19    $          2.04

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.65%, 1.40%, 1.40% AND 0.40% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 0.90%, 1.65%, 1.65% AND 0.65%, RESPECTIVELY.

MORGAN STANLEY TOTAL MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               COMMON STOCKS (97.1%)
               ADVERTISING/MARKETING SERVICES (0.4%)
         588   Abitron Inc.*                                                            $        24,049
         813   ADVO, Inc.                                                                        29,902
       1,225   Catalina Marketing Corp.*                                                         31,482
       3,396   DoubleClick Inc.*                                                                 27,711
       8,397   Gemstar-TV Guide
                International, Inc.*                                                             46,351
       1,099   Getty Images, Inc.*                                                               76,600
          34   Grey Global Group Inc.                                                            37,060
       1,066   Harris Interactive Inc.*                                                           7,952
       1,753   Harte-Hanks Inc.                                                                  46,367
       1,015   infoUSA, Inc.*                                                                    10,586
       8,045   Interpublic Group of
                Companies, Inc. (The)*                                                          104,987
       1,683   Lamar Advertising Co.
                (Class A)*                                                                       72,335
         636   Nautilus Group, Inc.                                                              13,311
         659   Netratings, Inc.*                                                                 12,027
       3,462   Omnicom Group, Inc.                                                              293,889
         787   R.H. Donnelley Corp.*                                                             46,590
       1,086   Valassis
                Communications, Inc.*                                                            36,870
       1,448   ValueClick, Inc.*                                                                 19,157
                                                                                        ---------------
                                                                                                937,226
                                                                                        ---------------
               AEROSPACE & DEFENSE (1.2%)
         620   AAR Corp.*                                                                         7,223
       1,287   Aeroflex Inc.*                                                                    12,381
         748   Alliant Techsystems, Inc.*                                                        49,802
         540   Armor Holdings, Inc.*                                                             23,744
         614   Aviall, Inc.*                                                                     17,689
      13,193   Boeing Co.                                                                       667,566
         481   Cubic Corp.                                                                       10,967
         478   Curtiss-Wright Corp.                                                              24,469
         473   DRS Technologies, Inc.*                                                           19,204
         385   EDO Corp.                                                                         12,301
         526   Engineered Support
                Systems, Inc.                                                                    30,513
         250   ESCO Technologies Inc.*                                                           17,953
         409   Esterline Corp.*                                                                  12,274
         764   FLIR Systems, Inc.*                                                               46,566
         854   GenCorp Inc.                                                             $        15,867
       3,090   General Dynamics Corp.                                                           319,042
       2,279   Goodrich Corp.                                                                    78,170
       1,892   L-3 Communications
                Holdings, Inc.                                                                  135,108
       6,548   Lockheed Martin Corp.                                                            378,540
         413   Mercury Computer
                Systems, Inc.*                                                                   12,791
         382   Moog Inc. (Class A)*                                                              16,613
       6,420   Northrop Grumman Corp.                                                           333,070
         924   Orbital Sciences Corp. (c)                                                         9,388
       1,029   Precision Castparts Corp.                                                         72,339
       8,082   Raytheon Co.                                                                     302,267
       2,991   Rockwell Collins, Inc.                                                           128,314
         204   Sequa Corp. (Class A)*                                                            11,985
         628   Teledyne Technologies Inc.*                                                       18,884
       1,578   Titan Corp. (The)*                                                                26,510
         309   Triumph Group, Inc.*                                                              10,954
         412   United Defense
                Industries, Inc.*                                                                19,747
                                                                                        ---------------
                                                                                              2,842,241
                                                                                        ---------------
               AGRICULTURAL COMMODITIES/MILLING (0.1%)
      10,969   Archer-Daniels-Midland Co.                                                       265,450
       1,876   Corn Products
                International, Inc.                                                              55,079
       1,066   Delta & Pine Land Co.                                                             31,383
                                                                                        ---------------
                                                                                                351,912
                                                                                        ---------------
               AIR FREIGHT/COURIERS (0.7%)
       1,636   C.H. Robinson
                Worldwide, Inc.                                                                  84,254
         963   CNF Inc.                                                                          45,174
       1,217   EGL, Inc.*                                                                        36,790
       2,034   Expeditors International of
                Washington, Inc.                                                                114,189
       5,334   FedEx Corp.                                                                      510,197
         416   Forward Air Corp.*                                                                17,728
         980   Pacer International, Inc.*                                                        19,169
      10,650   United Parcel Service, Inc.
                (Class B)                                                                       795,342
                                                                                        ---------------
                                                                                              1,622,843
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               AIRLINES (0.2%)
       1,497   AirTran Holdings, Inc.*                                                  $        12,784
         520   Alaska Air Group, Inc.*                                                           15,491
         673   America West Holdings Corp.
                (Class B)*                                                                        3,372
       3,203   AMR Corp.*                                                                        27,546
       1,498   Continental Airlines, Inc.
                (Class B)*                                                                       15,609
       2,634   Delta Air Lines, Inc.*                                                            14,197
       1,367   ExpressJet Holdings, Inc.*                                                        15,078
         885   Flyi Inc.                                                                          1,620
         678   Frontier Airlines, Inc.*                                                           5,749
       1,992   JetBlue Airways Corp.*                                                            39,422
         615   Mesa Air Group, Inc.*                                                              4,533
       2,003   Northwest Airlines Corp.
                (Class A)*                                                                       14,802
       1,185   SkyWest, Inc.                                                                     20,406
      13,002   Southwest Airlines Co.                                                           188,269
                                                                                        ---------------
                                                                                                378,878
                                                                                        ---------------
               ALTERNATIVE POWER GENERATION (0.0%)
       8,037   Calpine Corp.*                                                                    26,763
       1,190   Plug Power Inc.*                                                                   6,474
                                                                                        ---------------
                                                                                                 33,237
                                                                                        ---------------
               ALUMINUM (0.2%)
      15,525   Alcoa, Inc.                                                                      458,143
                                                                                        ---------------
               APPAREL/FOOTWEAR (0.5%)
         348   Brown Shoe Co., Inc.                                                              10,078
       2,623   Cintas Corp.*                                                                    114,100
       3,540   Coach, Inc.*                                                                     198,594
         776   Columbia Sportswear Co.*                                                          42,579
         843   Guess ? Inc.*                                                                     11,971
       2,448   Jones Apparel Group, Inc.                                                         82,326
         640   Kellwood Co.                                                                      18,522
         383   Kenneth Cole Productions, Inc.
               (Class A)                                                                         10,222
       1,124   K-Swiss, Inc. (Class A)                                                           34,001
       2,114   Liz Claiborne, Inc.                                                               88,661
       3,199   Nike, Inc. (Class B)                                                             277,129
         314   Oxford Industries, Inc.                                                           11,675
         592   Phillips-Van Heusen Corp.                                                         16,108
       1,189   Polo Ralph Lauren Corp.                                                  $        46,312
       1,186   Quiksilver, Inc.*                                                                 35,426
       1,141   Reebok International Ltd.                                                         50,809
         761   Russell Corp.                                                                     13,698
         770   Stride Rite Corp.                                                                  9,425
         678   Timberland Co. (Class A)*                                                         44,572
       1,662   V.F. Corp.                                                                        88,335
         907   Wolverine World Wide, Inc.                                                        28,507
                                                                                        ---------------
                                                                                              1,233,050
                                                                                        ---------------
               APPAREL/FOOTWEAR RETAIL (0.7%)
       2,026   Abercrombie & Fitch Co.
                (Class A)                                                                       101,543
       1,087   Aeropostale*                                                                      30,208
       1,510   American Eagle
                Outfitters, Inc.*                                                                76,708
       1,414   AnnTaylor Stores Corp.*                                                           30,387
       1,126   bebe stores, Inc.*                                                                29,175
         413   Buckle (The), Inc.                                                                11,816
         912   Burlington Coat Factory
                Warehouse Corp.                                                                  23,539
         396   Cato Corp. (The) (Class A)                                                        12,038
       2,208   Charming Shoppes, Inc.*                                                           18,326
       1,726   Chico's FAS, Inc.*                                                                90,926
         520   Children's Place Retail
                Stores, Inc. (The)*                                                              19,729
         715   Christopher & Banks Corp.                                                         12,706
         569   Dress Barn, Inc.*                                                                 10,891
         766   Finish Line, Inc. (Class A)*                                                      15,550
       2,777   Foot Locker, Inc.                                                                 74,757
      12,135   Gap, Inc. (The)                                                                  267,091
         575   Gymboree Corp. (The)*                                                              7,406
         946   Hot Topic, Inc.*                                                                  18,333
       6,320   Limited Brands, Inc.                                                             149,784
         921   Men's Wearhouse, Inc. (The)*                                                      30,642
       2,014   Nordstrom, Inc.                                                                   97,176
       1,368   Pacific Sunwear of
                California, Inc.*                                                                33,502
       1,379   Payless ShoeSource, Inc.*                                                         16,286
       2,945   Ross Stores, Inc.                                                                 84,286
         369   Stage Stores, Inc.*                                                               14,587
         810   Stein Mart, Inc.*                                                                 15,981

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,097   Talbot's, Inc. (The)                                                     $        29,696
       9,306   TJX Companies, Inc. (The)                                                        233,022
         774   Too, Inc.*                                                                        21,022
       1,464   Urban Outfitters, Inc.*                                                           61,590
                                                                                        ---------------
                                                                                              1,638,703
                                                                                        ---------------
               AUTO PARTS: O.E.M. (0.3%)
       1,027   American Axle & Manufacturing
                Holdings, Inc.*                                                                  27,575
       1,327   ArvinMeritor, Inc.                                                                25,266
       1,062   BorgWarner, Inc.                                                                  57,019
       1,627   Collins & Aikman Corp.*                                                            5,629
       2,880   Dana Corp.                                                                        45,706
      10,856   Delphi Corp.                                                                      82,397
       2,801   Eaton Corp.                                                                      190,440
       1,486   Gentex Corp.                                                                      50,271
       3,496   Johnson Controls, Inc.                                                           206,823
       1,311   Lear Corp.                                                                        70,794
         860   Modine Manufacturing Co.                                                          27,116
         926   Sauer-Danfoss, Inc.                                                               18,131
         770   Superior Industries
                International, Inc.                                                              19,381
       3,098   Visteon Corp.                                                                     22,987
                                                                                        ---------------
                                                                                                849,535
                                                                                        ---------------
               AUTOMOTIVE AFTERMARKET (0.1%)
         513   Bandag, Inc.                                                                      24,829
         440   Barnes Group, Inc.                                                                11,286
         729   CLARCOR Inc.                                                                      39,709
       1,431   Cooper Tire & Rubber Co.                                                          30,924
       3,566   Goodyear Tire & Rubber
                Co. (The)*                                                                       55,059
                                                                                        ---------------
                                                                                                161,807
                                                                                        ---------------
               BEVERAGES: ALCOHOLIC (0.4%)
      14,361   Anheuser-Busch
                Companies, Inc.                                                                 706,274
       1,048   Brown-Forman Corp.
                (Class B)                                                                        50,545
       2,039   Constellation Brands Inc.
                (Class A)*                                                                      105,865
         749   Coors (Adolph) Co. (Class B)                                                      55,875
                                                                                        ---------------
                                                                                                918,559
                                                                                        ---------------
               BEVERAGES: NON-ALCOHOLIC (0.8%)
      41,575   Coca-Cola Co. (The)                                                      $     1,724,947
       4,737   Coca-Cola Enterprises Inc.                                                       103,977
       3,202   Pepsi Bottling Group, Inc. (The)                                                  87,575
       1,314   PepsiAmericas, Inc.                                                               27,923
                                                                                        ---------------
                                                                                              1,944,422
                                                                                        ---------------
               BIOTECHNOLOGY (1.7%)
       1,999   Abgenix, Inc.*                                                                    17,551
         618   Adolor Corp.*                                                                      5,457
       1,255   Affymetrix, Inc.*                                                                 51,656
         426   Alexion
                Pharmaceuticals, Inc.*                                                           10,539
       1,735   Alkermes, Inc.*                                                                   21,982
      23,306   Amgen Inc.*                                                                    1,450,565
       1,940   Amylin Pharmaceuticals, Inc.*                                                     43,475
         771   Antigenics Inc.*                                                                   6,399
       1,936   Applera Corp. - Celera
                Genomics Group*                                                                  25,691
         887   ARIAD Pharmaceuticals, Inc.*                                                       6,661
       6,067   Biogen Idec Inc.*                                                                394,112
       1,390   BioMarin
                Pharmaceutical, Inc.*                                                             8,409
       1,679   Bruker BioSciences Corp.*                                                          6,053
       3,148   Celgene Corp.*                                                                    86,066
         767   Cell Genesys, Inc.*                                                                5,369
       1,078   Cephalon, Inc.*                                                                   53,038
       1,063   Charles River Laboratories
                International, Inc.*                                                             50,365
       2,088   Chiron Corp.*                                                                     68,591
         563   Ciphergen Biosystem, Inc.*                                                         1,689
       1,071   Corixa Corp.*                                                                      4,038
         778   Cubist Pharmaceuticals, Inc.*                                                      8,885
         689   CV Therapeutics, Inc.*                                                            14,200
         859   Dendreon Corp.*                                                                    5,841
         823   Discovery Laboratories, Inc.*                                                      6,411
         834   Diversa Corp.*                                                                     6,355
         857   Enzo Biochem, Inc.*                                                               15,537
       1,101   Enzon Pharmaceuticals, Inc.*                                                      14,203
       1,389   Exelixis, Inc.*                                                                   10,779
       1,541   Genencor International Inc.*                                                      29,371
       8,550   Genentech, Inc.*                                                                 407,920

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
         469   Gen-Probe Inc.*                                                          $        22,892
       1,542   Genta Inc.*                                                                        2,405
       4,216   Genzyme Corp.*                                                                   245,413
         647   Geron Corp.*                                                                       5,247
       7,806   Gilead Sciences, Inc.*                                                           258,379
       2,768   Human Genome
                Sciences, Inc.*                                                                  33,078
       1,309   ICOS Corp.*                                                                       32,764
       1,507   ImClone Systems, Inc.*                                                            63,219
         974   Immunomedics, Inc.*                                                                3,448
       1,404   Incyte Corp.*                                                                     12,580
         713   InterMune Inc.*                                                                    8,135
         990   Invitrogen Corp.*                                                                 68,023
       1,222   Lexicon Genetics Inc.*                                                             8,187
       1,321   Ligand Pharmaceuticals Inc.
                (Class B)*                                                                       13,752
         532   Martek Biosciences Corp.*                                                         28,100
         677   Maxygen Inc.*                                                                      7,444
       1,513   Medarex, Inc.*                                                                    14,389
       1,047   Medicines Company (The)*                                                          28,803
       4,600   MedImmune, Inc.*                                                                 108,813
       1,174   MGI Pharma, Inc.*                                                                 26,638
       5,778   Millennium
                Pharmaceuticals, Inc.*                                                           53,215
         950   Millipore Corp.*                                                                  41,354
         527   Myriad Genetics, Inc.*                                                            13,049
         899   Nabi Biopharmaceuticals*                                                          11,606
         666   Neurocrine Biosciences, Inc.*                                                     30,470
         862   NPS Pharmaceuticals, Inc.*                                                        14,223
         569   Onyx Pharmaceuticals, Inc.*                                                       16,524
         805   OSI Pharmaceuticals Inc.*                                                         52,406
       1,816   Protein Design Labs, Inc.*                                                        36,629
       1,018   Regeneron
                Pharmaceuticals, Inc.*                                                            7,330
         864   SciClone
                Pharmaceuticals, Inc.*                                                            2,532
         690   SuperGen, Inc.*                                                                    3,429
         948   Tanox, Inc.*                                                                      11,253
         795   Techne Corp.*                                                                     27,722
         700   Telik, Inc.*                                                                      13,314
         685   Transkaryotic Therapies, Inc.*                                                    16,426
         456   Trimeris, Inc.*                                                          $         5,481
       1,739   Vertex Pharmaceuticals Inc.*                                                      17,686
       1,051   Vicuron
                Pharmaceuticals, Inc.*                                                           15,923
       1,595   XOMA Ltd.*                                                                         3,142
       1,051   ZymoGenetics, Inc.*                                                               21,703
                                                                                        ---------------
                                                                                              4,244,334
                                                                                        ---------------
               BROADCASTING (0.4%)
         430   Citadel Broadcasting Corp.*                                                        6,024
       9,945   Clear Channel
                Communications, Inc.                                                            322,516
         966   Cox Radio, Inc. (Class A)*                                                        15,224
       1,046   Cumulus Media, Inc.
                (Class A)*                                                                       14,477
       1,281   Emmis Communications Corp.
                (Class A)*                                                                       22,507
         995   Entercom
                Communications Corp.*                                                            31,193
       1,723   Entravision Communications
                Corp. (Class A)*                                                                 13,784
         168   Fisher Communications, Inc.*                                                       8,408
         855   Gray Television, Inc.                                                             12,363
       1,002   Hearst-Argyle Television, Inc.                                                    26,072
         544   Liberty (Corp.) (The)                                                             21,564
         567   Lin TV Corp. (Class A)*                                                           10,552
       2,142   Radio One, Inc. (Class A)*                                                        33,415
         350   Salem
                Communications Corp.*                                                             7,784
       1,191   Sinclair Broadcast Group, Inc.
                (Class A)                                                                         9,802
      20,843   Sirius Satellite Radio Inc.*                                                     137,981
         721   Spanish Broadcasting
                System, Inc. (Class A)*                                                           7,408
       4,715   Univision Communications Inc.
                (Class A)*                                                                      128,767
       1,937   Westwood One, Inc.*                                                               46,779
       2,629   XM Satellite Radio Holdings
                Inc. (Class A)*                                                                  83,891
                                                                                        ---------------
                                                                                                960,511
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS (0.2%)
       3,444   American Standard
                Companies, Inc.*                                                        $       137,898
         577   Griffon Corp.*                                                                    15,539
       1,468   Lennox International Inc.                                                         29,301
       8,212   Masco Corp.                                                                      302,202
       1,264   Simpson Manufacturing
                Co., Inc.                                                                        45,378
         508   Watsco, Inc.                                                                      17,582
         954   York International Corp.                                                          34,649
                                                                                        ---------------
                                                                                                582,549
                                                                                        ---------------
               CABLE/SATELLITE TV (1.0%)
       3,707   Cablevision Systems New York
                Group (Class A)*                                                                101,535
       5,974   Charter Communications, Inc.
                (Class A)*                                                                        9,618
      40,212   Comcast Corp. (Class A)*                                                       1,294,424
      16,901   DIRECTV Group, Inc. (The)                                                        254,360
       3,991   EchoStar Communications
                Corp. (Class A)*                                                                121,765
       1,229   Insight Communications
                Co., Inc.*                                                                       12,425
      47,856   Liberty Media Corp.
                (Class A)*                                                                      499,617
       2,618   Liberty Media International,
                Inc. (Class A)*                                                                 118,543
       2,167   Mediacom Communications
                Corp.*                                                                           12,959
       2,055   UnitedGlobalCom, Inc.
                (Class A)*                                                                       20,077
                                                                                        ---------------
                                                                                              2,445,323
                                                                                        ---------------
               CASINO/GAMING (0.4%)
       1,124   Alliance Gaming Corp.*                                                            11,206
         517   Ameristar Casinos, Inc.*                                                          22,608
         661   Argosy Gaming Co.*                                                                30,532
         789   Aztar Corp.*                                                                      25,429
       1,194   Boyd Gaming Corp.                                                                 47,521
       4,977   Caesars Enertainment, Inc.*                                                       96,205
         258   Churchill Downs Inc.                                                              10,333
       2,254   GTECH Holdings Corp.                                                              52,699
       2,140   Harrah's Entertainment, Inc.                                             $       135,334
       6,452   International Game
                Technology                                                                      201,948
         571   Isle of Capri Casinos, Inc.*                                                      14,515
       1,191   Mandalay Resort Group                                                             84,085
       1,132   MGM Mirage*                                                                       81,289
         512   Multimedia Games, Inc.*                                                            4,511
         783   Penn National Gaming, Inc.*                                                       51,357
         730   Shuffle Master, Inc.*                                                             21,258
       1,102   Station Casinos, Inc.                                                             67,773
         676   Wynn Resorts, Ltd.*                                                               44,319
                                                                                        ---------------
                                                                                              1,002,922
                                                                                        ---------------
               CATALOG/SPECIALTY DISTRIBUTION (0.0%)
         902   Insight Enterprises, Inc.*                                                        17,454
         701   Valuevision Media Inc.
                (Class A)*                                                                        9,989
                                                                                        ---------------
                                                                                                 27,443
                                                                                        ---------------
               CHEMICALS: AGRICULTURAL (0.1%)
       4,938   Monsanto Co.                                                                     267,294
                                                                                        ---------------
               CHEMICALS: MAJOR DIVERSIFIED (0.8%)
       1,316   Cabot Corp.                                                                       46,060
      16,718   Dow Chemical Co. (The)                                                           830,885
      17,862   Du Pont (E.I.) de
                Nemours & Co.                                                                   849,517
       1,496   Eastman Chemical Co.                                                              81,008
       2,431   Engelhard Corp.                                                                   73,051
       2,434   Hercules Inc.*                                                                    35,317
       2,666   Rohm & Haas Co.                                                                  117,944
                                                                                        ---------------
                                                                                              2,033,782
                                                                                        ---------------
               CHEMICALS: SPECIALTY (0.5%)
       3,938   Air Products & Chemicals, Inc.                                                   231,988
       1,432   Airgas, Inc.                                                                      33,681
       1,081   Albemarle Corp.                                                                   37,954
         439   Arch Chemicals, Inc.                                                              12,090
         669   Cambrex Corp.                                                                     14,925
       2,198   Crompton Corp.                                                                    25,607
         841   Cytec Industries, Inc.                                                            42,891
         662   FMC Corp.*                                                                        31,240
         689   Georgia Gulf Corp.                                                                35,235
       1,089   Great Lakes Chemical Corp.                                                        28,804

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
         695   Kronos Worldwide, Inc.                                                   $        32,665
         999   Lubrizol Corp. (The)                                                              35,994
       3,780   Lyondell Chemical Co.                                                            111,208
       1,328   NL Industries, Inc.                                                               28,220
         554   OM Group, Inc.*                                                                   17,961
       1,784   Polyone Corp.*                                                                    15,432
       6,013   Praxair, Inc.                                                                    259,461
         576   Schulman (A.), Inc.                                                               10,189
         625   Scotts Company (The)
                (Class A)*                                                                       42,475
       1,125   Sensient Technologies Corp.                                                       25,594
       1,343   Sigma-Aldrich Corp.                                                               84,408
       2,209   Valhi, Inc.                                                                       33,864
                                                                                        ---------------
                                                                                              1,191,886
                                                                                        ---------------
               COAL (0.1%)
       1,020   Arch Coal, Inc.                                                                   37,281
       1,635   CONSOL Energy, Inc.                                                               68,981
       1,460   Massey Energy Co.                                                                 55,378
       1,051   Peabody Energy Corp.                                                              89,072
                                                                                        ---------------
                                                                                                250,712
                                                                                        ---------------
               COMMERCIAL PRINTING/FORMS (0.1%)
         567   Banta Corp.                                                                       24,557
         659   Bowne & Co., Inc.                                                                  9,786
         979   Deluxe Corp.                                                                      37,466
       4,051   Donnelley (R.R.) & Sons Co.                                                      135,506
         583   Harland (John H.) Co.                                                             21,221
         552   Standard Register Co.                                                              6,894
                                                                                        ---------------
                                                                                                235,430
                                                                                        ---------------
               COMPUTER COMMUNICATIONS (1.1%)
       7,227   3Com Corp.*                                                                       26,523
       3,081   Adaptec, Inc.*                                                                    18,486
       7,696   Avaya Inc.*                                                                      110,438
         909   Avocent Corp.*                                                                    33,188
       4,992   Brocade Communications
                Systems, Inc.*                                                                   30,950
     120,745   Cisco Systems, Inc.*                                                           2,178,240
       1,213   Echelon Corp.*                                                                     8,661
       1,605   Emulex Corp.*                                                                     26,274
       4,875   Enterasys Networks, Inc.*                                                          6,874
       2,962   Extreme Networks, Inc.*                                                           18,957
         526   F5 Networks, Inc.*                                                       $        25,216
         901   FalconStor Software, Inc.*                                                         7,352
       4,152   Finisar Corp.*                                                                     7,266
       2,528   Foundry Networks, Inc.*                                                           25,988
       1,139   Ixia*                                                                             17,677
       7,542   Juniper Networks, Inc.*                                                          189,530
       2,550   McDATA Corp. (Class A)*                                                           10,710
       2,040   MRV Communications, Inc.*                                                          7,385
         552   NETGEAR, Inc.                                                                      8,302
       1,830   QLogic Corp.*                                                                     70,052
                                                                                        ---------------
                                                                                              2,828,069
                                                                                        ---------------
               COMPUTER PERIPHERALS (0.6%)
       1,736   Advanced Digital
                Information Corp.*                                                               18,159
         595   Avid Technology, Inc.*                                                            37,515
         809   Dot Hill Systems Corp.*                                                            5,097
       1,020   Electronics for Imaging, Inc.*                                                    17,340
      43,217   EMC Corp.*                                                                       566,143
         750   Imation Corp.                                                                     25,867
       2,395   Lexmark International, Inc.
                (Class A)*                                                                      199,623
       4,757   Maxtor Corp.*                                                                     22,501
       6,685   Network Appliance, Inc.*                                                         212,850
       1,564   Pinnacle Systems, Inc.*                                                            6,694
       3,304   Quantum Corp. - DLT &
                Storage Systems*                                                                  9,813
         257   SafeNet, Inc.*                                                                     8,723
       1,927   ScanSoft, Inc.*                                                                    8,113
       2,968   Seagate Technology (ADR)
                (Cayman Islands)*                                                                50,218
         417   Sonic Solutions*                                                                   7,427
       2,143   Storage Technology Corp.*                                                         67,483
       3,970   Western Digital Corp.*                                                            42,757
       1,374   Zebra Technologies Corp.
                (Class A)*                                                                       69,978
                                                                                        ---------------
                                                                                              1,376,301
                                                                                        ---------------
               COMPUTER PROCESSING HARDWARE (1.5%)
       7,024   Apple Computer, Inc.*                                                            540,146
       1,353   Cray, Inc.*                                                                        5,209
      41,110   Dell Inc.*                                                                     1,716,754

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       6,968   Gateway, Inc.*                                                           $        32,959
      50,634   Hewlett-Packard Co.                                                              991,920
         923   NCR Corp.*                                                                        31,548
         619   PalmOne, Inc.*                                                                    16,017
      61,502   Sun Microsystems, Inc.*                                                          268,149
                                                                                        ---------------
                                                                                              3,602,702
                                                                                        ---------------
               CONSTRUCTION MATERIALS (0.2%)
         553   AMCOL International Corp.                                                         12,006
         597   Eagle Materials Inc.                                                              47,617
         381   ElkCorp.                                                                          15,423
         924   Florida Rock Industries, Inc.                                                     57,704
         572   Lafarge Corp.                                                                     31,025
         948   Martin Marietta Materials, Inc.                                                   51,211
         412   Texas Industries, Inc.                                                            26,178
         392   Trex Co., Inc.*                                                                   19,228
         841   USG Corp.*                                                                        26,996
       2,003   Vulcan Materials Co.                                                             113,129
                                                                                        ---------------
                                                                                                400,517
                                                                                        ---------------
               CONSUMER SUNDRIES (0.1%)
       1,388   American Greetings Corp.
                (Class A)*                                                                       33,506
       1,119   Blyth Industries, Inc.                                                            35,148
         351   Central Garden & Pet Co.*                                                         14,384
       1,507   Oakley, Inc.                                                                      19,335
         485   Sola International, Inc.*                                                         13,391
       1,156   Yankee Candle Co.,
                Inc. (The)*                                                                      37,871
                                                                                        ---------------
                                                                                                153,635
                                                                                        ---------------
               CONTAINERS/PACKAGING (0.3%)
         920   Aptargroup, Inc.                                                                  44,611
       2,264   Ball Corp.                                                                        96,718
       2,058   Bemis Company, Inc.                                                               59,682
         543   Caraustar Industries, Inc.*                                                        7,330
       3,279   Crown Holdings, Inc.*                                                             44,234
         435   Greif Bros. Corp. (Class A)                                                       25,204
         644   Myers Industries, Inc.                                                             8,333
       3,046   Owens-Illinois, Inc.*                                                             69,205
       2,043   Packaging Corp. of America                                                        45,579
       3,047   Pactiv Corp.*                                                                     67,674
         681   Rock-Tenn Co. (Class A)                                                            9,445
       1,647   Sealed Air Corp.*                                                        $        84,491
         356   Silgan Holdings, Inc.*                                                            21,271
       4,793   Smurfit-Stone
                Container Corp.*                                                                 72,087
       1,891   Sonoco Products Co.                                                               49,090
       1,057   Temple-Inland Inc.                                                                67,225
                                                                                        ---------------
                                                                                                772,179
                                                                                        ---------------
               CONTRACT DRILLING (0.4%)
       1,169   Diamond Offshore Drilling, Inc.                                                   51,167
       2,904   ENSCO International Inc.                                                          99,404
       3,646   GlobalSantaFe Corp.
                (Cayman Islands)                                                                128,922
       3,712   Grey Wolf, Inc.*                                                                  19,674
       1,185   Helmerich & Payne, Inc.                                                           44,912
       2,751   Nabors Industries, Ltd.
                (Bermuda)*                                                                      138,650
       2,476   Noble Corp.
                (Cayman Islands)*                                                               132,094
       3,326   Patterson-UTI Energy, Inc.*                                                       64,691
       2,628   Pride International, Inc.*                                                        61,469
       1,823   Rowan Companies, Inc.*                                                            51,336
       5,933   Transocean Inc.
                (Cayman Islands)*                                                               261,052
                                                                                        ---------------
                                                                                              1,053,371
                                                                                        ---------------
               DATA PROCESSING SERVICES (1.0%)
       1,617   Acxiom Corp.                                                                      37,320
       2,272   Affiliated Computer Services,
                Inc. (Class A)*                                                                 123,120
         865   Alliance Data Systems Corp.*                                                      37,558
      10,544   Automatic Data
                Processing, Inc.                                                                458,453
       2,405   BISYS Group, Inc. (The)*                                                          36,965
       3,048   Ceridian Corp.*                                                                   53,950
       1,256   Certergy Inc.                                                                     43,960
       1,684   CheckFree Corp.*                                                                  65,676
       3,468   Computer Sciences Corp.*                                                         178,671
       2,787   Convergys Corp.*                                                                  39,826
       1,134   CSG Systems
                International, Inc.*                                                             20,548
       1,617   DST Systems, Inc.*                                                                78,392

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
         914   eFunds Corp.*                                                            $        20,382
      15,580   First Data Corp.                                                                 634,729
       3,611   Fiserv, Inc.*                                                                    138,121
         696   Global Payments Inc.                                                              39,874
       1,020   Hewitt Associates, Inc.*                                                          30,498
         319   iPayment Holdings, Inc.*                                                          14,980
       6,232   Paychex, Inc.                                                                    190,014
       5,333   SunGard Data Systems Inc.*                                                       143,404
       3,814   Total System Services, Inc.                                                       90,049
         792   Tyler Technologies, Inc.*                                                          6,059
                                                                                        ---------------
                                                                                              2,482,549
                                                                                        ---------------
               DEPARTMENT STORES (0.5%)
       1,683   Dillard's, Inc. (Class A)                                                         44,162
       3,193   Federated Department
                Stores, Inc.                                                                    181,362
       5,608   Kohl's Corp.*                                                                    263,632
       5,389   May Department Stores Co.                                                        182,687
         948   Neiman Marcus Group, Inc.
                (The) (Class A)                                                                  63,421
       4,687   Penney (J.C.) Co., Inc.                                                          200,229
       2,657   Saks, Inc.*                                                                       37,809
       3,637   Sears, Roebuck & Co.                                                             182,759
                                                                                        ---------------
                                                                                              1,156,061
                                                                                        ---------------
               DISCOUNT STORES (1.7%)
       1,394   99 Cents Only Stores*                                                             20,910
       2,369   Big Lots, Inc.*                                                                   26,675
       1,457   BJ's Wholesale Club, Inc.*                                                        41,685
       8,527   Costco Wholesale Corp.                                                           403,071
       5,630   Dollar General Corp.                                                             113,782
       2,262   Dollar Tree Stores, Inc.*                                                         61,594
       2,935   Family Dollar Stores, Inc.                                                        98,176
         628   Fred's, Inc.                                                                      10,343
         719   Kmart Holding Corp.*                                                              67,715
         568   ShopKo Stores, Inc.*                                                              10,241
      15,303   Target Corp.                                                                     776,933
      48,756   Wal-Mart Stores, Inc.                                                          2,554,814
                                                                                        ---------------
                                                                                              4,185,939
                                                                                        ---------------
               DRUGSTORE CHAINS (0.5%)
       7,346   CVS Corp.                                                                        340,487
         991   Longs Drug Stores Corp.                                                           26,024
      10,421   Rite Aid Corp.*                                                          $        36,890
      18,296   Walgreen Co.                                                                     779,593
                                                                                        ---------------
                                                                                              1,182,994
                                                                                        ---------------
               ELECTRIC UTILITIES (2.8%)
      12,099   AES Corp. (The)*                                                                 169,991
       2,648   Allegheny Energy, Inc.*                                                           51,212
         561   Allete Inc.                                                                       23,209
       2,014   Alliant Energy, Inc.                                                              55,385
       3,159   Ameren Corp.                                                                     158,329
       7,316   American Electric Power
                Co., Inc.                                                                       257,889
       3,762   Aquila, Inc.*                                                                     13,919
       1,235   Avista Corp.                                                                      21,822
         761   Black Hills Corp.                                                                 22,670
       5,931   CenterPoint Energy, Inc.                                                          66,724
       3,112   Cinergy Corp.                                                                    125,382
       1,129   Cleco Corp.                                                                       22,275
       3,007   CMS Energy Corp.*                                                                 31,664
         308   CN Energy Group, Inc.                                                             14,568
       4,368   Consolidated Edison, Inc.                                                        191,624
       3,241   Constellation Energy
                Group, Inc.                                                                     162,050
       5,831   Dominion Resources, Inc.                                                         404,555
       2,451   DPL, Inc.*                                                                        63,701
       3,273   DTE Energy Co.                                                                   143,390
      16,337   Duke Energy Corp.                                                                437,668
       1,742   Duquesne Light Holdings Co.                                                       32,331
       5,534   Edison International                                                             179,689
       1,339   El Paso Electric Co.*                                                             26,030
         445   Empire District Electric
                Co. (The)                                                                        10,182
       2,846   Energy East Corp.                                                                 74,565
       4,196   Entergy Corp.                                                                    291,706
      11,803   Exelon Corp.                                                                     522,283
       6,099   FirstEnergy Corp.                                                                242,496
       3,150   FPL Group, Inc.                                                                  241,416
       1,346   Great Plains Energy Inc.                                                          40,797
       1,462   Hawaiian Electric
                Industries, Inc.                                                                 42,559
       1,078   IDACORP, Inc.                                                                     32,653
         669   MGE Energy Inc.                                                                   24,024

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       2,608   Northeast Utilities                                                      $        48,770
       1,035   NSTAR                                                                             58,250
       1,665   OGE Energy Corp.                                                                  43,540
         819   Otter Tail Power Co.                                                              20,475
       3,321   Pepco Holdings, Inc.                                                              72,564
       7,413   PG&E Corp.*                                                                      259,455
       1,769   Pinnacle West Capital Corp.                                                       73,767
       1,696   PNM Resources Inc.*                                                               42,790
       3,436   PPL Corp.                                                                        185,544
       4,563   Progress Energy, Inc.                                                            201,913
       4,419   Public Service Enterprise
                Group, Inc.                                                                     233,102
       1,826   Puget Energy, Inc.                                                                43,861
       5,973   Reliant Energy, Inc.*                                                             74,364
       2,166   SCANA Corp.                                                                       84,582
       2,379   Sierra Pacific Resources*                                                         23,409
      13,172   Southern Co. (The)                                                               444,818
       3,878   TECO Energy, Inc.                                                                 62,087
       5,488   TXU Corp.                                                                        379,770
         458   UIL Holdings Corp.                                                                22,602
         655   UniSource Energy Corp.                                                            19,978
       1,559   Westar Energy, Inc.                                                               36,325
       2,287   Wisconsin Energy Corp.                                                            78,170
         634   WPS Resources Corp.                                                               32,397
       7,393   Xcel Energy, Inc.                                                                134,479
                                                                                        ---------------
                                                                                              6,875,770
                                                                                        ---------------
               ELECTRICAL PRODUCTS (0.5%)
         932   Acuity Brands, Inc.                                                               25,602
       3,847   American Power
                Conversion Corp.                                                                 81,826
       1,231   Baldor Electric Co.                                                               34,505
         933   Belden CDT Inc.                                                                   18,949
         499   C&D Technologies, Inc.                                                             7,580
       1,695   Cooper Industries Ltd.
                (Class A) (Bermuda)                                                             117,802
       7,533   Emerson Electric Co.                                                             506,519
       1,638   Energizer Holdings, Inc.*                                                         92,727
         536   Franklin Electric Co., Inc.                                                       23,579
         263   Genlyte Group Inc. (The)*                                                         21,043
       1,160   Hubbell, Inc. (Class B)                                                           57,443
         426   Littelfuse, Inc.*                                                                 13,560
       3,132   Molex Inc.                                                               $        89,951
       1,998   Power-One, Inc.*                                                                  14,845
         634   Rayovac Corp.*                                                                    23,819
       1,141   Thomas & Betts Corp.*                                                             33,329
         336   Thomas Industries, Inc.                                                           13,101
         366   Wilson Greatbatch
                Technologies, Inc.*                                                               6,515
                                                                                        ---------------
                                                                                              1,182,695
                                                                                        ---------------
               ELECTRONIC COMPONENTS (0.3%)
       1,664   Amphenol Corp. (Class A)*                                                         65,445
       3,390   AVX Corp.                                                                         39,324
         724   Benchmark Electronics, Inc.*                                                      23,146
       1,728   Cree, Inc.*                                                                       41,524
         675   CTS Corp.                                                                          8,984
         646   Hutchinson Technology Inc.*                                                       22,804
       3,882   Jabil Circuit, Inc.*                                                              91,499
       1,686   Kemet Corp.*                                                                      14,247
       1,357   Kopin Corp.*                                                                       5,034
       3,937   MEMC Electronic
                Materials, Inc.*                                                                 48,425
         696   Methode Electronics, Inc.                                                          8,721
       1,020   OmniVision
                Technologies, Inc.*                                                              16,555
         386   Park Electrochemical Corp.                                                         7,546
         830   Plexus Corp.*                                                                      9,562
       3,152   SanDisk Corp.*                                                                    77,854
       9,960   Sanmina-SCI Corp.*                                                                61,553
      16,198   Solectron Corp.*                                                                  80,504
       1,264   Superconductor
                Technologies Inc.*                                                                1,289
       1,228   Technitrol, Inc.*                                                                 21,785
         783   TTM Technologies, Inc.*                                                            7,360
         816   Vicor Corp.*                                                                      11,383
       3,109   Vishay Intertechnology, Inc.*                                                     40,635
                                                                                        ---------------
                                                                                                705,179
                                                                                        ---------------
               ELECTRONIC DISTRIBUTORS (0.1%)
         707   Anixter International, Inc.*                                                      23,635
       1,968   Arrow Electronics, Inc.*                                                          46,464
       2,333   Avnet, Inc.*                                                                      41,807
       1,242   CDW Corp.                                                                         72,657

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       2,936   Ingram Micro Inc. (Class A)*                                             $        54,257
       2,328   Safeguard Scientifics, Inc.*                                                       4,004
         239   ScanSource, Inc.*                                                                 15,361
       1,101   Tech Data Corp.*                                                                  46,275
                                                                                        ---------------
                                                                                                304,460
                                                                                        ---------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS (0.5%)
       8,214   Agilent Technologies, Inc.*                                                      181,611
         640   Checkpoint Systems, Inc.*                                                          9,958
         888   Coherent, Inc.*                                                                   26,640
       1,407   Diebold, Inc.                                                                     75,753
         267   Digital Theater Systems Inc.*                                                      5,449
         688   Dionex Corp.*                                                                     40,723
       1,680   Identix Inc.*                                                                     10,651
         400   Itron, Inc.*                                                                       9,220
      27,803   JDS Uniphase Corp.*                                                               59,498
         676   Kronos, Inc.*                                                                     36,349
       1,479   Lexar Media, Inc.*                                                                 5,679
       1,510   National Instruments Corp.                                                        41,283
       1,105   Newport Corp.*                                                                    14,365
         762   Paxar Corp.*                                                                      18,174
       3,090   Rockwell Automation, Inc.                                                        175,049
       2,942   Scientific-Atlanta, Inc.                                                          89,172
         525   SeaChange
                International, Inc.*                                                              8,621
       4,467   Symbol Technologies, Inc.                                                         81,746
       1,801   Tektronix, Inc.                                                                   51,905
       3,168   Thermo Electron Corp.*                                                            94,850
       1,165   Unova, Inc.*                                                                      26,865
         905   Varian, Inc.*                                                                     36,137
      15,439   Xerox Corp.*                                                                     245,171
                                                                                        ---------------
                                                                                              1,344,869
                                                                                        ---------------
               ELECTRONIC PRODUCTION EQUIPMENT (0.5%)
         630   Advanced Energy
                Industries, Inc.*                                                                 4,504
       3,564   Amkor Technology, Inc.*                                                           15,788
      30,105   Applied Materials, Inc.*                                                         478,669
         766   Asyst Technologies, Inc.*                                                          3,370
       1,170   ATMI, Inc.*                                                                       26,594
       1,931   Axcelis Technologies, Inc.*                                                       14,425
         724   Brooks Automation Inc.*                                                           11,070
       5,097   Cadence Design
                Systems, Inc.*                                                          $        67,943
       1,155   Cognex Corp.                                                                      30,157
         414   Cohu, Inc.                                                                         6,984
       1,232   Credence Systems Corp.*                                                            9,856
         699   Cymer, Inc.*                                                                      18,537
         353   DuPont Photomasks, Inc.*                                                           9,379
         544   Electro Scientific
                Industries, Inc.*                                                                 9,612
       1,795   Entegris Inc.*                                                                    15,958
         934   FEI Co.*                                                                          18,829
         669   FormFactor Inc.*                                                                  15,233
         510   Helix Technology Corp.                                                             7,482
       3,716   KLA-Tencor Corp.*                                                                171,865
         977   Kulicke & Soffa
                Industries, Inc.*                                                                 6,517
       2,476   Lam Research Corp.*                                                               66,258
         967   LTX Corp.*                                                                         5,618
         878   Mattson Technology, Inc.*                                                          7,274
       1,557   Mentor Graphics Corp.*                                                            21,689
       1,003   MKS Instruments, Inc.*                                                            15,697
         778   Mykrolis Corp.*                                                                   10,262
       2,956   Novellus Systems, Inc.*                                                           77,299
         316   Photon Dynamics, Inc.*                                                             6,822
         963   Photronics, Inc.*                                                                 14,445
       1,954   Stats Chippac LTD-ADR                                                             11,216
       3,044   Synopsys, Inc.*                                                                   51,748
       3,707   Teradyne, Inc.*                                                                   52,009
         736   Tessera Technologies, Inc.*                                                       28,630
         446   Ultratech Stepper, Inc.*                                                           6,605
         672   Varian Semiconductor
                Equipment Associates, Inc.*                                                      23,036
         670   Veeco Instruments, Inc.*                                                          11,718
                                                                                        ---------------
                                                                                              1,353,098
                                                                                        ---------------
               ELECTRONICS/APPLIANCE STORES (0.2%)
       4,895   Best Buy Co., Inc.                                                               263,302
         683   Blockbuster, Inc. (Class A)                                                        6,256
       4,059   Circuit City Stores - Circuit
                City Group                                                                       58,125
         485   Electronics Boutique
                Holdings Corp.*                                                                  17,019

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,227   Hollywood
                Entertainment Corp.*                                                    $        17,313
         658   Movie Gallery, Inc.                                                               13,785
       2,974   RadioShack Corp.                                                                  98,499
                                                                                        ---------------
                                                                                                474,299
                                                                                        ---------------
               ELECTRONICS/APPLIANCES (0.2%)
       5,300   Eastman Kodak Co.                                                                175,377
       1,218   Harman International
                Industries, Inc.                                                                148,170
         551   Helen of Troy Ltd.*                                                               17,610
       1,560   Maytag Corp.                                                                      24,508
       1,350   Whirlpool Corp.                                                                   92,151
                                                                                        ---------------
                                                                                                457,816
                                                                                        ---------------
               ENGINEERING & CONSTRUCTION (0.1%)
       1,431   Dycom Industries, Inc.*                                                           38,880
         352   EMCOR Group, Inc.*                                                                15,122
       1,638   Fluor Corp.                                                                       87,698
         827   Granite Construction Inc.                                                         20,592
         516   Insituform Technologies, Inc.
                (Class A)*                                                                        8,106
       1,124   Jacobs Engineering
                Group, Inc.*                                                                     57,088
         939   MasTec, Inc.*                                                                      8,348
       2,277   Quanta Services, Inc.*                                                            17,032
         737   Shaw Group Inc. (The)*                                                            12,389
         636   URS Corp.*                                                                        17,942
                                                                                        ---------------
                                                                                                283,197
                                                                                        ---------------
               ENVIRONMENTAL SERVICES (0.2%)
       4,223   Allied Waste Industries, Inc.*                                                    35,093
         344   Ionics, Inc.*                                                                     15,088
       1,575   Newpark Resources, Inc.*                                                           8,190
       3,069   Republic Services, Inc.                                                          101,185
       1,043   Tetra Tech, Inc.*                                                                 15,468
         939   Waste Connections, Inc.*                                                          29,541
      10,722   Waste Management, Inc.                                                           310,938
                                                                                        ---------------
                                                                                                515,503
                                                                                        ---------------
               FINANCE/RENTAL/LEASING (1.8%)
         530   Advanta Corp. (Class A)                                                           11,231
         401   Amerco*                                                                           18,233
       3,187   AmeriCredit Corp.*                                                       $        78,241
         124   Bay View Capital Corp.                                                             1,978
       4,437   Capital One Financial Corp.                                                      347,328
         504   Cash American
                International, Inc.                                                              14,414
         806   CharterMac L.P.                                                                   18,925
       3,898   CIT Group, Inc.                                                                  157,362
         914   CompuCredit Corp.*                                                                26,195
       9,978   Countrywide Financial Corp.                                                      369,186
         828   Credit Acceptance Corp.*                                                          20,253
         483   Dollar Thrifty Automotive
                Group, Inc.*                                                                     15,074
       2,160   Doral Financial Corp.
                (Puerto Rico)                                                                    93,420
      17,306   Fannie Mae                                                                     1,117,621
         362   Financial Federal Corp.*                                                          12,489
      12,294   Freddie Mac                                                                      802,675
       1,547   Fremont General Corp.                                                             37,886
       1,157   GATX Corp.                                                                        34,455
         980   IndyMac Bancorp, Inc.                                                             36,221
      20,887   MBNA Corp.                                                                       555,176
         506   NCO Group, Inc.*                                                                  11,527
       1,307   Ocwen Financial Corp.*                                                            11,240
       5,651   Providian Financial Corp.*                                                        94,259
       1,333   Ryder System, Inc.                                                                60,718
       8,061   SLM Corp.                                                                        404,582
         390   Student Loan Corp. (The)                                                          70,457
       1,493   United Rentals, Inc.*                                                             25,396
         810   WFS Financial Inc.*                                                               40,460
                                                                                        ---------------
                                                                                              4,487,002
                                                                                        ---------------
               FINANCIAL CONGLOMERATES (3.7%)
      20,777   American Express Co.                                                           1,108,453
      92,351   Citigroup, Inc.                                                                4,529,816
         524   Euronet Services, Inc.*                                                           12,602
      63,633   JP Morgan Chase & Co.                                                          2,375,420
       1,318   Leucadia National Corp.                                                           47,725
       5,795   Principal Financial Group, Inc.                                                  235,161
       9,393   Prudential Financial, Inc.                                                       506,377
       6,218   State Street Corp.                                                               278,629
         139   Wesco Financial Corp.                                                             52,820
                                                                                        ---------------
                                                                                              9,147,003
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               FINANCIAL PUBLISHING/SERVICES (0.4%)
         634   Advent Software, Inc.*                                                   $        12,204
       1,436   Dun & Bradstreet Corp.*                                                           83,432
       2,842   Equifax, Inc.                                                                     80,429
         800   FactSet Research
                Systems Inc.                                                                     42,720
       2,131   Interactive Data Corp.*                                                           45,433
       3,539   McGraw-Hill Companies,
                Inc. (The)                                                                      320,280
       2,324   Moody's Corp.                                                                    194,705
         615   National Financial
                Partners Corp.                                                                   24,028
       1,326   SEI Investments Co.                                                               49,539
         195   Value Line, Inc.                                                                   8,143
                                                                                        ---------------
                                                                                                860,913
                                                                                        ---------------
               FOOD DISTRIBUTORS (0.2%)
       1,832   ARAMARK Corp. (Class B)                                                           47,614
         888   Performance Food
                Group Co.*                                                                       24,162
      11,418   SYSCO Corp.                                                                      399,287
         760   United Natural Foods, Inc.*                                                       24,024
                                                                                        ---------------
                                                                                                495,087
                                                                                        ---------------
               FOOD RETAIL (0.3%)
       2,161   7-Eleven, Inc.*                                                                   51,540
       6,085   Albertson's, Inc.                                                                139,225
       1,350   Casey's General Stores, Inc.                                                      23,787
      12,564   Kroger Co.*                                                                      214,844
       1,313   Ruddick Corp.                                                                     27,704
       8,252   Safeway Inc.*                                                                    155,550
       2,598   Supervalu, Inc.                                                                   82,123
         798   Weis Markets, Inc.                                                                30,364
       1,143   Whole Foods Market, Inc.*                                                        102,207
         584   Wild Oats Markets, Inc.*                                                           4,234
       3,012   Winn-Dixie Stores, Inc.                                                           10,873
                                                                                        ---------------
                                                                                                842,451
                                                                                        ---------------
               FOOD: MAJOR DIVERSIFIED (1.4%)
       4,860   Campbell Soup Co.                                                                142,495
       9,771   ConAgra Foods Inc.                                                               288,244
       4,345   Del Monte Foods Co.*                                                              49,012
       5,986   General Mills, Inc.                                                              317,198
       6,511   Heinz (H.J.) Co.                                                         $       246,181
       4,371   Kellogg Co.                                                                      195,121
       5,463   Kraft Foods Inc. (Class A)                                                       185,633
      30,483   PepsiCo, Inc.                                                                  1,636,937
      14,614   Sara Lee Corp.                                                                   343,137
                                                                                        ---------------
                                                                                              3,403,958
                                                                                        ---------------
               FOOD: MEAT/FISH/DAIRY (0.1%)
       3,022   Dean Foods Co.*                                                                  106,465
       1,424   Hormel Foods Corp.                                                                44,856
         537   Pilgrim's Pride Corp.
                (Class B)                                                                        18,774
         379   Sanderson Farms, Inc.                                                             16,566
       2,145   Smithfield Foods, Inc.*                                                           64,929
       6,123   Tyson Foods, Inc. (Class A)                                                      105,132
                                                                                        ---------------
                                                                                                356,722
                                                                                        ---------------
               FOOD: SPECIALTY/CANDY (0.3%)
         340   American Italian Pasta Co.
                (Class A)                                                                         9,214
         779   Chiquita Brands
                International, Inc.*                                                             17,878
         490   Farmer Brothers Co.                                                               12,662
       1,032   Flowers Foods Inc.                                                                31,486
       1,107   Fresh Del Monte Produce, Inc.                                                     35,346
         878   Hain Celestial Group, Inc.*                                                       17,665
       3,600   Hershey Foods Corp.                                                              210,564
         769   Lancaster Colony Corp.                                                            32,536
         567   Lance, Inc.                                                                        9,826
       2,398   McCormick & Co., Inc.
                (Non-Voting)                                                                     89,134
       1,420   NBTY, Inc.*                                                                       38,880
         843   Ralcorp Holdings, Inc.*                                                           37,092
       1,124   Smucker (J.M.) Co.                                                                52,435
         424   TBC Corporation*                                                                  10,829
       1,038   Tootsie Roll Industries, Inc.                                                     33,392
         795   Topps Co., Inc. (The)                                                              7,902
       2,624   Wrigley (Wm.) Jr. Co.                                                            184,703
                                                                                        ---------------
                                                                                                831,544
                                                                                        ---------------
               FOREST PRODUCTS (0.1%)
       2,052   Louisiana-Pacific Corp.                                                           52,531
         346   Universal Forest Products, Inc.                                                   13,539

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       4,118   Weyerhaeuser Co.                                                         $       256,963
                                                                                        ---------------
                                                                                                323,033
                                                                                        ---------------
               GAS DISTRIBUTORS (0.5%)
       1,245   AGL Resources, Inc.                                                               43,139
       1,187   Atmos Energy Corp.                                                                32,880
       7,239   Dynegy, Inc. (Class A)*                                                           32,213
       1,011   Energen Corp.                                                                     59,285
       1,215   Equitable Resources, Inc.                                                         69,304
       2,962   KeySpan Corp.                                                                    116,910
         372   Laclede Group, Inc. (The)                                                         11,272
       2,194   MDU Resources Group, Inc.                                                         58,668
       1,576   National Fuel Gas Co.                                                             44,443
         531   New Jersey Resources Corp.                                                        23,284
         732   Nicor Inc.                                                                        27,025
       4,872   NiSource, Inc.                                                                   111,569
         502   Northwest Natural Gas Co.                                                         17,043
       1,842   ONEOK, Inc.                                                                       51,023
         940   Peoples Energy Corp.                                                              40,260
       1,306   Piedmont Natural Gas
                Co., Inc.                                                                        30,338
       1,609   Questar Corp.                                                                     81,737
       3,769   Sempra Energy                                                                    140,282
         245   South Jersey Industries, Inc.                                                     13,059
       1,440   Southern Union Co.*                                                               33,581
         642   Southwest Gas Corp.                                                               16,288
         830   UGI Corp.                                                                         34,586
       1,465   Vectren Corp.                                                                     40,449
         949   WGL Holdings Inc.                                                                 28,812
                                                                                        ---------------
                                                                                              1,157,450
                                                                                        ---------------
               HOME BUILDING (0.5%)
         287   Beazer Homes USA Inc.                                                             42,619
         650   Brookfield Homes Corp.                                                            23,205
          66   Cavco Industries, Inc.*                                                            3,144
       2,288   Centex Corp.                                                                     140,277
       1,119   Champion Enterprises, Inc.*                                                       12,074
       4,060   D.R. Horton, Inc.                                                                161,507
       1,170   Hovnanian Enterprises, Inc.*                                                      61,121
         898   KB Home                                                                           97,568
       2,486   Lennar Corp. (Class A)                                                           140,384
         291   Levitt Corp. (Class A)*                                                            8,555
         887   M.D.C. Holdings, Inc.                                                    $        64,574
         316   M/I Schottenstein Homes, Inc.                                                     17,949
         432   Meritage Corp.*                                                                   27,929
         140   NVR, Inc.*                                                                       110,775
         446   Palm Harbor Homes, Inc.*                                                           6,498
       1,938   Pulte Homes, Inc.                                                                128,063
         958   Ryland Group, Inc. (The)                                                          62,145
         698   Standard Pacific Corp.                                                            46,438
         892   Technical Olympic USA, Inc.                                                       24,236
         905   Toll Brothers, Inc.*                                                              70,653
         825   WCI Communities, Inc.*                                                            26,285
         193   William Lyon Homes, Inc.*                                                         15,647
                                                                                        ---------------
                                                                                              1,291,646
                                                                                        ---------------
               HOME FURNISHINGS (0.2%)
       1,031   Ethan Allen Interiors, Inc.                                                       36,332
       1,081   Furniture Brands
                International, Inc.                                                              25,620
         426   Jarden Corp.*                                                                     19,596
       1,386   La-Z-Boy, Inc.                                                                    19,321
       3,530   Leggett & Platt, Inc.                                                            100,605
         265   Libbey, Inc.                                                                       6,355
       1,029   Mohawk Industries, Inc.*                                                          91,077
       5,083   Newell Rubbermaid, Inc.                                                          109,386
         646   Select Comfort Corp.*                                                             12,642
                                                                                        ---------------
                                                                                                420,934
                                                                                        ---------------
               HOME IMPROVEMENT CHAINS (1.0%)
       1,470   Fastenal Co.                                                                      88,391
      40,035   Home Depot, Inc. (The)                                                         1,651,844
      13,171   Lowe's Companies, Inc.                                                           750,615
       2,215   Sherwin-Williams Co.                                                              95,688
                                                                                        ---------------
                                                                                              2,586,538
                                                                                        ---------------
               HOSPITAL/NURSING MANAGEMENT (0.4%)
         666   Amsurg Corp.*                                                                     17,589
       2,091   Beverly Enterprises, Inc.*                                                        25,573
       2,039   Community Health
                Systems Inc.*                                                                    59,090
       7,390   HCA, Inc.                                                                        329,003
       4,266   Health Management Associates,
                Inc. (Class A)                                                                   94,193
         732   LifePoint Hospitals, Inc.*                                                        27,670

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,727   Manor Care, Inc.                                                         $        59,668
         981   OCA Inc.                                                                           5,435
         951   Province Healthcare Co.*                                                          21,531
       1,876   Select Medical Corp.                                                              33,261
         566   Sunrise Assisted Living, Inc.*                                                    25,940
       9,197   Tenet Healthcare Corp.*                                                           91,326
       1,525   Triad Hospitals, Inc.*                                                            62,052
         542   United Surgical Partners
                International Inc.*                                                              21,349
       1,123   Universal Health Services, Inc.
                (Class B)                                                                        48,334
                                                                                        ---------------
                                                                                                922,014
                                                                                        ---------------
               HOTELS/RESORTS/CRUISELINES (0.5%)
       7,882   Carnival Corp. (Panama)                                                          454,003
         870   Choice Hotels
                International, Inc.                                                              50,460
       1,101   Gaylord Entertainment Co.*                                                        43,214
       6,684   Hilton Hotels Corp.                                                              148,719
       3,606   La Quinta Corp.*                                                                  31,336
         576   Marcus Corp. (The)                                                                14,354
       3,394   Marriott International,
                Inc. (Class A)                                                                  214,433
       3,849   Starwood Hotels & Resorts
                Worldwide, Inc.                                                                 222,819
         542   Vail Resorts, Inc.*                                                               12,992
                                                                                        ---------------
                                                                                              1,192,330
                                                                                        ---------------
               HOUSEHOLD/PERSONAL CARE (2.1%)
       1,708   Alberto-Culver Co. (Class B)                                                      92,659
       8,447   Avon Products, Inc.                                                              356,632
       1,176   Church & Dwight Co., Inc.                                                         40,490
       2,876   Clorox Co. (The)                                                                 170,892
       9,501   Colgate-Palmolive Co.                                                            499,182
       2,352   Estee Lauder Companies, Inc.
                (The) (Class A)                                                                 106,169
      16,856   Gillette Co. (The)                                                               854,936
       1,815   International Flavors &
                Fragrances, Inc.                                                                 76,629
       8,952   Kimberly-Clark Corp.                                                             586,446
       1,368   Nu Skin Enterprises, Inc.
                (Class A)                                                                        31,984
       1,191   Playtex Products, Inc.*                                                  $         9,683
      46,158   Procter & Gamble Co. (The)                                                     2,456,990
                                                                                        ---------------
                                                                                              5,282,692
                                                                                        ---------------
               INDUSTRIAL CONGLOMERATES (4.1%)
      13,287   3M Co.                                                                         1,120,891
       4,733   Danaher Corp.                                                                    259,747
     186,124   General Electric Co.**                                                         6,724,660
      14,537   Honeywell International, Inc.                                                    523,041
       3,243   Ingersoll-Rand Co. Ltd.
                (Class A) (Bermuda)                                                             241,214
       1,706   ITT Industries, Inc.                                                             145,505
       1,476   SPX Corp.*                                                                        61,844
       2,222   Textron, Inc.                                                                    159,940
       9,153   United Technologies Corp.                                                        921,524
         816   Walter Industries, Inc.                                                           28,576
                                                                                        ---------------
                                                                                             10,186,942
                                                                                        ---------------
               INDUSTRIAL MACHINERY (0.4%)
         458   Actuant Corp. (Class A)*                                                          23,940
       1,244   Flowserve Corp.*                                                                  31,038
         769   FuelCell Energy, Inc.*                                                             7,013
       1,336   Graco Inc.                                                                        47,628
       1,345   IDEX Corp.                                                                        51,850
       4,801   Illinois Tool Works Inc.                                                         417,591
         876   Kennametal Inc.                                                                   42,871
         941   Lincoln Electric Holdings, Inc.                                                   30,253
         942   Nordson Corp.                                                                     35,447
       2,211   Parker-Hannifin Corp.                                                            144,069
         489   Regal-Beloit Corp.                                                                14,738
         695   Roper Industries, Inc.                                                            40,352
         377   Tecumseh Products Co.
                (Class A)                                                                        15,318
         532   Watts Water Technologies, Inc.                                                    17,051
         217   Woodward Governor Co.                                                             15,458
                                                                                        ---------------
                                                                                                934,617
                                                                                        ---------------
               INDUSTRIAL SPECIALTIES (0.3%)
         719   Buckeye Technologies Inc.*                                                         9,246
         664   Cabot Microelectronics
                Corp.*                                                                           20,205
       1,680   Donaldson Co., Inc.                                                               52,382
       3,539   Ecolab Inc.                                                                      119,087

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                                       20

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,228   Ferro Corp.                                                              $        24,351
         625   Fuller (H.B.) Co.                                                                 16,669
       1,306   GrafTech International Ltd.*                                                      10,631
         543   Headwaters Inc.*                                                                  17,267
       1,013   KFx Inc.*                                                                         14,091
         740   MacDermid, Inc.                                                                   23,784
         717   Mine Safety Appliances Co.                                                        35,104
         412   Minerals Technologies, Inc.                                                       25,742
       3,176   PPG Industries, Inc.                                                             218,445
         315   Rogers Corp.*                                                                     13,394
       2,325   RPM International, Inc.                                                           40,990
         651   Spartech Corp.                                                                    15,116
         611   Symyx Technologies, Inc.*                                                         15,855
         981   Valspar Corp. (The)                                                               48,069
         325   WD-40 Co.                                                                         10,537
                                                                                        ---------------
                                                                                                730,965
                                                                                        ---------------
               INFORMATION TECHNOLOGY SERVICES (1.5%)
         599   Anteon International Corp.*                                                       20,558
       3,768   BearingPoint, Inc.*                                                               29,729
         513   Black Box Corp.                                                                   23,870
         586   CACI International Inc.
                (Class A)*                                                                       30,560
       1,236   CIBER, Inc.*                                                                      10,407
       3,180   Citrix Systems, Inc.*                                                             68,211
       2,386   Cognizant Technology
                Solutions Corp. (Class A)*                                                       90,429
       9,378   Electronic Data
                Systems Corp.                                                                   200,877
         857   Epicor Software Corp.*                                                            11,561
       1,728   Henry (Jack) &
                Associates, Inc.                                                                 35,925
       5,912   Infonet Services Corp.
                (Class B)*                                                                       12,060
         988   Intergraph Corp.*                                                                 29,353
      30,097   International Business
                Machines Corp.                                                                2,811,662
         557   JDA Software Group, Inc.*                                                          6,695
       1,745   Keane, Inc.*                                                                      22,807
      12,788   Level 3
                Communications, Inc.*                                                            35,039
         320   ManTech International Corp.
                (Class A)*                                                              $         6,896
         339   MICROS Systems, Inc.*                                                             23,696
       2,521   Perot Systems Corp.
                (Class A)*                                                                       37,185
         639   QAD, Inc.*                                                                         5,278
       1,299   Reynolds & Reynolds Co.
                (The) (Class A)                                                                  35,424
       1,240   RSA Security, Inc.*                                                               21,836
       2,357   Sapient Corp.*                                                                    18,573
         314   SRA International, Inc.
                (Class A)*                                                                       17,436
       1,197   Syntel, Inc.                                                                      20,122
       6,402   Unisys Corp.*                                                                     50,256
         582   Verint Systems Inc.*                                                              22,192
       1,558   Wind River Systems, Inc.*                                                         19,553
                                                                                        ---------------
                                                                                              3,718,190
                                                                                        ---------------
               INSURANCE BROKERS/SERVICES (0.3%)
       4,978   AON Corp.                                                                        113,200
       1,336   Brown & Brown, Inc.                                                               57,795
         512   CCC Information Services
                Group, Inc.*                                                                     11,873
       1,589   ChoicePoint Inc.*                                                                 73,094
         948   Crawford & Co. (Class B)                                                           6,854
       1,768   Gallagher (Arthur J.) & Co.                                                       52,421
         764   Hilb, Rogal & Hobbs Co.                                                           27,168
       9,120   Marsh & McLennan
                Companies, Inc.                                                                 296,400
                                                                                        ---------------
                                                                                                638,805
                                                                                        ---------------
               INTEGRATED OIL (3.8%)
       1,526   Amerada Hess Corp.                                                               132,228
      38,216   ChevronTexaco Corp.                                                            2,078,950
         812   Cimarex Energy Co.*                                                               29,435
      11,553   ConocoPhillips                                                                 1,072,003
     116,791   Exxon Mobil Corp.                                                              6,026,416
       1,613   Murphy Oil Corp.                                                                 144,009
                                                                                        ---------------
                                                                                              9,483,041
                                                                                        ---------------
               INTERNET RETAIL (0.2%)
       5,450   Amazon.com, Inc.*                                                                235,549
       1,364   Drugstore.com, Inc.*                                                               3,894

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       9,323   IAC/InterActiveCorp.*                                                    $       225,896
         806   Netflix Inc.*                                                                      9,269
                                                                                        ---------------
                                                                                                474,608
                                                                                        ---------------
               INTERNET SOFTWARE/SERVICES (0.6%)
       1,002   Agile Software Corp.*                                                              7,325
       2,333   Akamai Technologies, Inc.*                                                        30,562
       1,012   Ariba, Inc.                                                                       14,047
         951   Ask Jeeves, Inc.*                                                                 26,970
       7,861   BEA Systems, Inc.*                                                                66,976
       1,827   Borland Software Corp.*                                                           15,676
       9,125   CMGI Inc.*                                                                        17,246
       3,333   CNET Networks, Inc.*                                                              36,663
         638   Digital Insight Corp.*                                                            10,604
         600   Digital River, Inc.*                                                              23,466
       1,146   Digitas Inc.*                                                                     11,964
       3,167   Earthlink, Inc.*                                                                  31,765
         792   GSI Commerce, Inc.*                                                               11,064
       4,035   Internap Network
                Services Corp.*                                                                   2,663
       1,125   Internet Security
                Systems, Inc.*                                                                   25,144
         447   J2 Global
                Communications, Inc.*                                                            14,519
         897   Lionbridge
                Technologies, Inc.*                                                               5,633
         237   MicroStrategy Inc. (Class A)*                                                     17,230
       1,137   NIC Inc.*                                                                          5,486
       1,181   Openwave Systems, Inc.*                                                           16,085
         620   Packeteer, Inc.*                                                                   9,040
         530   PEC Solutions, Inc.*                                                               6,487
       1,098   Progress Software Corp.*                                                          23,651
       2,958   RealNetworks, Inc.*                                                               17,955
       1,369   S1 Corp.*                                                                         11,315
         627   Secure Computing Corp.*                                                            5,944
       9,608   Siebel Systems, Inc.*                                                             83,686
       1,321   SonicWALL, Inc.*                                                                   8,534
         670   Support.com, Inc.*                                                                 4,107
       1,194   United Online, Inc.*                                                              12,871
       4,873   VeriSign, Inc.*                                                                  125,918
       6,854   Vignette Corp.*                                                                    8,979
         816   WebEx
                Communications, Inc.*                                                   $        16,402
       1,016   webMethods, Inc.*                                                                  5,842
         429   Websense, Inc.*                                                                   23,037
      21,334   Yahoo! Inc.*                                                                     751,170
                                                                                        ---------------
                                                                                              1,506,026
                                                                                        ---------------
               INVESTMENT BANKS/BROKERS (1.8%)
       6,857   Ameritrade Holding Corp.*                                                         88,661
       1,899   Bear Stearns Companies,
                Inc. (The)                                                                      191,913
         520   Chicago Marcantile
                Exchange (The)                                                                  111,540
       7,093   E*TRADE Group, Inc.*                                                              97,529
       1,553   Edwards (A.G.), Inc.                                                              66,251
         590   eSPEED, Inc (Class A)*                                                             6,354
       7,620   Goldman Sachs Group,
                Inc. (The)                                                                      821,817
       1,058   Investment Technology
                Group, Inc.*                                                                     21,065
       1,056   Jefferies Group, Inc.                                                             41,184
       2,213   Knight Trading Group, Inc.*                                                       21,931
       1,355   LaBranche & Co., Inc.*                                                            13,523
       1,924   Legg Mason, Inc.                                                                 148,590
       4,944   Lehman Brothers Holdings Inc.                                                    450,843
      15,921   Merrill Lynch & Co., Inc.                                                        956,374
      21,161   Morgan Stanley                                                                 1,184,170
       1,423   Raymond James Financial, Inc.                                                     44,355
      20,878   Schwab (Charles) Corp. (The)                                                     234,669
         802   Tradestation Group Inc.*                                                           4,892
                                                                                        ---------------
                                                                                              4,505,661
                                                                                        ---------------
               INVESTMENT MANAGERS (0.4%)
         619   Affiliated Managers
                Group, Inc.*                                                                     39,251
       1,502   Alliance Capital Management
                Holding L.P.                                                                     67,575
         490   BlackRock, Inc. (Class A)                                                         39,347
       2,672   Eaton Vance Corp.
                (Non-Voting)                                                                     66,880
       2,105   Federated Investors, Inc.
                (Class B)                                                                        61,845

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       2,594   Franklin Resources, Inc.                                                 $       176,029
       1,265   Investors Financial
                Services Corp.                                                                   63,769
       4,663   Janus Capital Group, Inc.                                                         69,152
       7,840   Mellon Financial Corp.                                                           230,104
         267   Nuveen Investments (Class A)                                                       9,906
       2,413   Price (T.) Rowe Group, Inc.                                                      144,418
       1,596   Waddell & Reed Financial, Inc.
                (Class A)                                                                        34,905
                                                                                        ---------------
                                                                                              1,003,181
                                                                                        ---------------
               INVESTMENT TRUSTS/MUTUAL FUNDS (0.0%)
         418   BP Prudhoe Bay Royalty Trust                                                      22,091
          28   Cross Timbers Royalty Trust                                                        1,150
       1,322   Hugoton Royalty Trust                                                             34,835
                                                                                        ---------------
                                                                                                 58,076
                                                                                        ---------------
               LIFE/HEALTH INSURANCE (0.7%)
       9,082   AFLAC, Inc.                                                                      358,830
         513   American National
                Insurance Co.                                                                    54,204
         676   AmerUs Group Co.                                                                  30,129
         728   Citizens, Inc.*                                                                    4,266
         823   Delphi Financial Group, Inc.
                (Class A)                                                                        36,986
         893   FBL Financial Group, Inc.
                (Class A)                                                                        24,834
       2,770   Genworth Financial Inc.
                (Class A)*                                                                       73,488
       1,075   Great American Financial
                Resources, Inc.                                                                  17,383
       2,523   Jefferson-Pilot Corp.                                                            125,898
         233   Kansas City Life Insurance Co.                                                    11,790
       3,254   Lincoln National Corp.                                                           150,140
       7,743   MetLife, Inc.                                                                    307,784
          65   National Western Life
                Insurance Co. (Class A)*                                                         11,255
       2,405   Phoenix Companies Ltd.                                                            31,433
         573   Presidential Life Corp.                                                            9,477
       1,401   Protective Life Corp.                                                             57,665
         632   Reinsurance Group of
                America, Inc.                                                                    29,717
         533   StanCorp Financial
                Group, Inc.                                                             $        45,305
       2,028   Torchmark Corp.                                                                  110,729
         872   UICI*                                                                             26,962
       1,049   Universal American
                Financial Corp.*                                                                 15,987
       5,481   UnumProvident Corp.                                                               94,109
                                                                                        ---------------
                                                                                              1,628,371
                                                                                        ---------------
               MAJOR BANKS (3.8%)
      72,816   Bank of America Corp.                                                          3,376,478
      13,885   Bank of New York Co.,
                Inc. (The)                                                                      412,523
       9,905   BB&T Corp.                                                                       390,950
       3,169   Comerica, Inc.                                                                   183,358
       4,041   Huntington Bancshares, Inc.                                                       92,822
       7,522   KeyCorp                                                                          251,385
      11,029   National City Corp.                                                              392,081
       5,221   PNC Financial Services
                Group                                                                           281,255
       4,517   Popular, Inc.                                                                    120,514
       8,232   Regions Financial Corp.                                                          263,424
       5,129   SunTrust Banks, Inc.                                                             369,391
         946   UnionBanCal Corp.                                                                 58,255
      25,018   Wachovia Corp.                                                                 1,372,237
      30,136   Wells Fargo & Co.                                                              1,847,337
                                                                                        ---------------
                                                                                              9,412,010
                                                                                        ---------------
               MAJOR TELECOMMUNICATIONS (2.1%)
       5,700   ALLTEL Corp.                                                                     313,728
      14,605   AT&T Corp.                                                                       280,270
      32,757   BellSouth Corp.                                                                  859,544
       5,323   Cincinnati Bell Inc.                                                              22,623
       1,276   Primus Telecommunications
                Group, Inc.*                                                                      2,935
      59,143   SBC Communications, Inc.                                                       1,405,238
      23,307   Sprint Corp.                                                                     555,406
      49,471   Verizon Communications Inc.                                                    1,760,673
                                                                                        ---------------
                                                                                              5,200,417
                                                                                        ---------------
               MANAGED HEALTH CARE (1.3%)
       2,840   Aetna, Inc.                                                                      360,822
         798   AMERIGROUP Corp.*                                                                 32,806

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       8,405   Caremark Rx, Inc.*                                                       $       328,635
         766   Centene Corp.*                                                                    25,699
       2,543   CIGNA Corp.                                                                      204,076
       2,102   Coventry Health Care, Inc.*                                                      119,607
       2,202   Health Net Inc.*                                                                  64,056
       3,025   Humana, Inc.*                                                                    103,667
       1,462   PacifiCare Health
                Systems, Inc.*                                                                   89,957
         506   Sierra Health Services, Inc.*                                                     27,795
      11,922   UnitedHealth Group Inc.*                                                       1,059,866
         326   WellChoice, Inc.*                                                                 17,353
       5,486   WellPoint Inc.*                                                                  666,549
                                                                                        ---------------
                                                                                              3,100,888
                                                                                        ---------------
               MARINE SHIPPING (0.1%)
         809   Alexander & Baldwin, Inc.                                                         37,214
         722   General Maritime Corp.                                                            33,140
         629   Kirby Corp.*                                                                      27,701
       1,540   OMI Corp. (Class A)                                                               26,950
         676   Overseas Shipholding
                Group, Inc.                                                                      37,728
       1,174   Tidewater, Inc.                                                                   45,504
                                                                                        ---------------
                                                                                                208,237
                                                                                        ---------------
               MEDIA CONGLOMERATES (1.4%)
      36,647   Disney (Walt) Co. (The)                                                        1,049,204
      78,366   Time Warner, Inc.*                                                             1,410,588
      28,490   Viacom Inc. (Class B)
                (Non-Voting)                                                                  1,063,817
                                                                                        ---------------
                                                                                              3,523,609
                                                                                        ---------------
               MEDICAL DISTRIBUTORS (0.4%)
       2,079   AmerisourceBergen Corp.                                                          121,164
       1,518   Andrx Group*                                                                      33,153
       7,685   Cardinal Health, Inc.                                                            432,819
         846   Henry Schein, Inc.*                                                               57,579
       5,091   McKesson Corp.                                                                   175,589
         649   Owens & Minor, Inc.                                                               18,529
       2,154   Patterson Companies Inc.*                                                        100,333
         484   PolyMedica Industries, Inc.                                                       18,116
         943   Priority Healthcare Corp.
                (Class B)*                                                                       21,746
       1,307   PSS World Medical, Inc.*                                                 $        16,403
                                                                                        ---------------
                                                                                                995,431
                                                                                        ---------------
               MEDICAL SPECIALTIES (2.3%)
         568   Advanced Medical
                Optics, Inc.*                                                                    24,248
         420   Advanced Neuromodulation
                System*                                                                          16,594
       1,228   Align Technology, Inc.*                                                           10,634
         643   American Medical System
                Holdings, Inc.*                                                                  25,251
         339   Analogic Corp.                                                                    13,902
       4,130   Applera Corp. - Applied
                Biosystems Group                                                                 82,806
       1,344   Arrow International, Inc.                                                         43,129
         403   ArthroCare Corp.*                                                                 11,989
       1,918   Bard (C.R.), Inc.                                                                130,040
       1,016   Bausch & Lomb, Inc.                                                               74,056
      11,368   Baxter International, Inc.                                                       383,784
       1,195   Beckman Coulter, Inc.                                                             80,065
       4,355   Becton, Dickinson & Co.                                                          246,711
       4,365   Biomet, Inc.*                                                                    185,425
         507   Bio-Rad Laboratories, Inc.
                (Class A)*                                                                       29,808
         375   Biosite Diagnostics Inc.*                                                         21,750
         556   Bioveris Corp.                                                                     3,670
      11,153   Boston Scientific Corp.*                                                         368,718
         639   CONMED Corp.*                                                                     18,563
         942   Cooper Companies, Inc. (The)                                                      72,251
         839   CTI Molecular Imaging, Inc.*                                                      12,358
         435   Cyberonics Inc.*                                                                  10,949
       2,224   Cytyc Corp.*                                                                      55,711
         782   Dade Behring Holdings Inc.*                                                       44,691
         288   Datascope Corp.                                                                   11,387
       1,462   DENTSPLY International, Inc.                                                      81,974
         576   Diagnostic Products Corp.                                                         29,244
         362   Digene Corp.*                                                                      9,271
       1,148   Edwards Lifesciences Corp.*                                                       46,724
       2,195   Fisher Scientific
                International, Inc.*                                                            138,614
       5,817   Guidant Corp.                                                                    421,674
         470   Haemonetics Corp.*                                                                18,269

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,234   Hillenbrand Industries, Inc.                                             $        67,043
       2,946   Hospira, Inc.*                                                                    85,110
         669   IDEXX Laboratories, Inc.*                                                         38,809
         852   Immucor, Inc.*                                                                    26,080
         448   INAMED Corp.*                                                                     31,002
         604   Integra LifeSciences
                Holding, Inc.*                                                                   22,759
         484   Intermagnetics General
                Corp.*                                                                           12,240
         521   Intuitive Surgical, Inc.*                                                         20,788
         669   Invacare Corp.                                                                    31,135
         508   Kinetic Concepts, Inc.*                                                           33,020
       1,243   KV Pharmaceutical Co.
                (Class A)*                                                                       25,544
         754   Kyphon Inc.*                                                                      20,712
      21,647   Medtronic, Inc.                                                                1,136,251
       1,095   Mentor Corp.                                                                      34,284
         499   Merit Medical Systems, Inc.*                                                       7,076
         752   OraSure Technologies, Inc.*                                                        4,294
       2,422   Pall Corp.                                                                        65,224
         355   Penwest
                Pharmaceuticals Co.*                                                              3,756
       2,661   Peregrine
                Pharmaceuticals, Inc.*                                                            3,193
       2,458   PerkinElmer, Inc.                                                                 56,509
         727   ResMed, Inc.*                                                                     37,295
         692   Respironics, Inc.*                                                                40,067
       6,684   St. Jude Medical, Inc.*                                                          262,548
       1,440   STERIS Corp.*                                                                     34,157
       5,128   Stryker Corp.                                                                    251,990
         378   SurModics, Inc.*                                                                  11,102
         853   Sybron Dental
                Specialties, Inc.*                                                               32,209
       1,215   Thoratec Corp.*                                                                   12,089
       2,613   Varian Medical
                Systems, Inc.*                                                                   98,588
         324   Ventana Medical
                Systems, Inc.*                                                                   21,799
         586   Viasys Healthcare, Inc.*                                                          10,718
       1,030   VISX, Inc.*                                                                       27,686
         252   Vital Signs, Inc.                                                                 10,120
       2,234   Waters Corp.*                                                            $       109,645
         566   West Pharmaceutical
                Services, Inc.                                                                   14,773
         673   Wright Medical Group, Inc.*                                                       18,474
       4,431   Zimmer Holdings, Inc.*                                                           349,384
                                                                                        ---------------
                                                                                              5,791,733
                                                                                        ---------------
               MEDICAL/NURSING SERVICES (0.2%)
         612   American Healthways, Inc.*                                                        19,082
       1,213   Apria Healthcare Group, Inc.*                                                     39,786
       1,944   DaVita, Inc.*                                                                     81,570
       1,265   Hooper Holmes, Inc.                                                                6,388
         698   Kindred Healthcare, Inc.*                                                         19,118
       1,906   Lincare Holdings, Inc.*                                                           79,099
         581   Pediatrix Medical
                Group, Inc.*                                                                     38,805
       1,447   Renal Care Group, Inc.*                                                           55,218
       2,386   VCA Antech, Inc.*                                                                 44,260
                                                                                        ---------------
                                                                                                383,326
                                                                                        ---------------
               METAL FABRICATIONS (0.1%)
       1,092   Commercial Metals Co.                                                             31,559
         808   Harsco Corp.                                                                      44,109
       1,034   Kaydon Corp.                                                                      32,085
         669   Mueller Industries, Inc.*                                                         21,207
       1,683   Timken Co. (The)                                                                  43,354
                                                                                        ---------------
                                                                                                172,314
                                                                                        ---------------
               MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
       1,371   ABM Industries Inc.                                                               25,089
       1,684   Adesa Inc.                                                                        34,808
         248   Bright Horizons Family
                Solutions, Inc.*                                                                 14,533
         858   Century Business
                Services, Inc.*                                                                   3,741
       2,011   Copart, Inc.*                                                                     46,213
         722   Corporate Executive Board
                Co. (The)                                                                        46,136
         596   Corrections Corporation of
                America*                                                                         24,490
         312   Costar Group, Inc.*                                                               13,400
         673   DiamondCluster International,
                Inc. (Class A)*                                                                  10,065

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
         958   FTI Consulting, Inc.*                                                    $        18,585
         666   G & K Services, Inc. (Class A)                                                    29,697
         419   Global Imaging
                Systems, Inc.*                                                                   14,996
       2,837   IKON Office Solutions, Inc.                                                       30,498
       2,481   Iron Mountain Inc.*                                                               69,964
         891   Laureate Education Inc.*                                                          39,525
         479   MAXIMUS, Inc.                                                                     14,408
         849   Navigant Consulting, Inc.*                                                        20,317
         489   ProQuest Co.*                                                                     15,413
       2,790   Sabre Holdings Corp.                                                              58,869
         316   SOURCECORP, Inc.*                                                                  5,688
         278   StarTek, Inc.                                                                      6,950
       1,449   TeleTech Holdings, Inc.*                                                          15,388
       1,413   The Brink's Co.                                                                   50,034
         235   Vertrue Incorporated                                                               8,817
         428   Viad Corp.                                                                        11,886
       1,044   Wireless Facilities, Inc.*                                                         8,895
                                                                                        ---------------
                                                                                                638,405
                                                                                        ---------------
               MISCELLANEOUS MANUFACTURING (0.2%)
       1,416   Ametek, Inc.                                                                      54,091
       1,238   Brady (W.H.) Co. (Class A)                                                        35,147
         598   Carlisle Companies, Inc.                                                          37,716
       1,151   Crane Co.                                                                         32,803
         398   CUNO, Inc.*                                                                       22,857
       3,760   Dover Corp.                                                                      144,008
       1,463   Jacuzzi Brands, Inc.*                                                             14,776
       1,914   Pentair, Inc.                                                                     84,828
         782   Smith (A.O.) Corp.                                                                21,200
         769   Teleflex Inc.                                                                     39,027
         743   Tredegar Corp.                                                                    12,594
         464   Valmont Industries, Inc.                                                          11,243
                                                                                        ---------------
                                                                                                510,290
                                                                                        ---------------
               MOTOR VEHICLES (0.4%)
      31,429   Ford Motor Co.                                                                   413,920
       8,557   General Motors Corp.                                                             314,983
       5,456   Harley-Davidson, Inc.                                                            327,960
                                                                                        ---------------
                                                                                              1,056,863
                                                                                        ---------------
               MOVIES/ENTERTAINMENT (0.2%)
         985   Cedar Fair, L.P.                                                         $        31,372
       1,441   Crown Media Holdings, Inc.
                (Class A)*                                                                       13,661
       3,339   Fox Entertainment Group, Inc.
                (Class A)*                                                                      112,357
       1,031   International Speedway Corp.
                (Class A)                                                                        56,622
       5,029   Metro-Goldwyn-Mayer Inc.*                                                         59,946
         472   Pixar, Inc.*                                                                      41,144
       1,207   Regal Entertainment Group
                (Class A)                                                                        24,019
       2,012   Six Flags, Inc.                                                                    8,611
       1,092   Speedway Motorsports, Inc.*                                                       42,315
       1,332   TiVo Inc.*                                                                         5,341
                                                                                        ---------------
                                                                                                395,388
                                                                                        ---------------
               MULTI-LINE INSURANCE (1.5%)
      42,318   American International
                Group, Inc.                                                                   2,805,260
         652   CNA Financial Corp.*                                                              17,239
       5,209   Hartford Financial Services
                Group, Inc. (The)                                                               350,514
       1,175   HCC Insurance Holdings, Inc.                                                      38,622
       1,032   Horace Mann Educators
                Corp.                                                                            19,009
       2,318   Loews Corp.                                                                      157,624
       1,164   Nationwide Financial Services,
                Inc. (Class A)                                                                   43,010
       2,573   Safeco Corp.                                                                     119,130
       1,319   Unitrin, Inc.                                                                     56,493
         367   Zenith National Insurance
                Corp.                                                                            17,348
                                                                                        ---------------
                                                                                              3,624,249
                                                                                        ---------------
               OFFICE EQUIPMENT/SUPPLIES (0.2%)
       1,806   Avery Dennison Corp.                                                             108,522
       1,130   HNI Corp.                                                                         45,595
       1,097   Kimball International, Inc.
                (Class B)                                                                        15,896
       1,422   Miller (Herman), Inc.                                                             37,996
       4,274   Pitney Bowes, Inc.                                                               191,219

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
         855   Steelcase, Inc. (Class A)                                                $        11,645
                                                                                        ---------------
                                                                                                410,873
                                                                                        ---------------
               OIL & GAS PIPELINES (0.3%)
         799   Buckeye Partners, L.P.                                                            35,835
      11,759   El Paso Corp.                                                                    127,820
         206   Enbridge Energy
                Management, LLC*                                                                 10,799
       1,645   Enterprise Products
                Partners L.P.                                                                    45,089
       1,015   Kinder Morgan
                Management, LLC*                                                                 42,857
       1,860   Kinder Morgan, Inc.                                                              139,574
         267   Magellan Midstream
                Parners, L.P.                                                                    16,554
         862   Plains All American
                Pipeline, L.P.                                                                   34,437
         323   TC Pipelines, L.P.                                                                12,103
       1,221   TEPPCO Partners, L.P.                                                             48,559
         262   Valero L.P.                                                                       16,142
       1,288   Western Gas Resources, Inc.                                                       39,220
       9,614   Williams Companies,
                Inc. (The)                                                                      161,611
                                                                                        ---------------
                                                                                                730,600
                                                                                        ---------------
               OIL & GAS PRODUCTION (1.4%)
       4,627   Anadarko Petroleum Corp.                                                         306,354
       6,028   Apache Corp.                                                                     328,044
         408   Berry Petroleum Co. (Class A)                                                     22,089
       7,299   Burlington Resources, Inc.                                                       319,039
         790   Cabot Oil & Gas Corp.                                                             37,193
       4,455   Chesapeake Energy Corp.                                                           78,274
         625   Comstock Resources Inc.*                                                          14,662
       1,316   Denbury Resources Inc.*                                                           38,427
       8,479   Devon Energy Corp.                                                               344,841
         909   Encore Acquisition Co.*                                                           33,906
         626   Energy Partners, Ltd.*                                                            13,741
       2,230   EOG Resources, Inc.                                                              165,577
       1,042   Forest Oil Corp.*                                                                 35,105
         801   Houston Exploration
                Co. (The)*                                                                       43,422
         805   Kcs Energy Inc*                                                                   11,713
       2,389   Kerr-McGee Corp.                                                         $       147,521
       1,313   Magnum Hunter
                Resources, Inc.*                                                                 19,577
       1,085   Newfield Exploration Co.*                                                         66,402
       1,100   Noble Energy, Inc.                                                                65,087
       1,785   NRG Energy Inc.*                                                                  62,475
       6,985   Occidental Petroleum Corp.                                                       407,784
       1,322   Patina Oil & Gas Corp.                                                            48,491
         350   Penn Virginia Corp.                                                               14,826
       2,287   Pioneer Natural
                Resources Co.*                                                                   87,798
       1,457   Plains Exploration &
                Production Co.*                                                                  41,932
       1,275   Pogo Producing Co.                                                                54,226
         700   Quicksilver Resources Inc.*                                                       31,101
       1,093   Range Resources Corp.                                                             24,254
         523   Remington Oil & Gas Corp.*                                                        15,298
         844   Southwestern Energy Co.*                                                          43,297
         646   Spinnaker Exploration Co.*                                                        21,182
         681   St. Mary Land &
                Exploration Co.                                                                  29,290
         559   Stone Energy Corp.*                                                               23,925
         535   Swift Energy Co.*                                                                 16,194
       1,441   Ultra Petroleum Corp.
                (Canada)*                                                                        74,255
         940   Unit Corp.*                                                                       34,348
       4,895   Unocal Corp.                                                                     232,855
       1,388   Vintage Petroleum, Inc.                                                           33,603
       4,463   XTO Energy Inc.                                                                  160,266
                                                                                        ---------------
                                                                                              3,548,374
                                                                                        ---------------
               OIL REFINING/MARKETING (0.3%)
       1,333   Ashland, Inc.                                                                     81,820
         510   Frontier Oil Corp.                                                                14,265
         606   Holly Corp.                                                                       18,337
       6,011   Marathon Oil Corp.                                                               232,806
       1,251   Premcor Inc.*                                                                     60,048
       1,393   Sunoco, Inc.                                                                     121,874
       1,262   Tesoro Petroleum Corp.*                                                           40,182
       4,730   Valero Energy Corp.                                                              246,102
                                                                                        ---------------
                                                                                                815,434
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               OILFIELD SERVICES/EQUIPMENT (1.0%)
       6,171   Baker Hughes Inc.                                                        $       267,204
       3,067   BJ Services Co.                                                                  147,369
         859   Cal Dive International, Inc.*                                                     37,538
         493   Carbo Ceramics, Inc.                                                              35,323
       1,046   Cooper Cameron Corp.*                                                             59,005
       1,283   FMC Technologies, Inc.*                                                           39,298
       2,148   Global Industries Ltd.*                                                           17,334
       2,452   Grant Prideco, Inc.*                                                              48,059
       8,164   Halliburton Co.                                                                  335,785
       1,370   Hanover Compressor Co.*                                                           19,427
         484   Hydril Co.*                                                                       24,200
       3,095   Key Energy Services, Inc.*                                                        38,409
         624   Lone Star
                Technologies, Inc.*                                                              25,453
         819   Maverick Tube Corp.*                                                              27,895
       1,283   McDermott
                International, Inc.*                                                             23,723
       1,674   National-Oilwell, Inc.*                                                           61,737
         545   Oceaneering
                International, Inc.*                                                             20,770
         440   Offshore Logistics, Inc.*                                                         14,040
       1,262   Oil States International Inc.*                                                    24,041
      10,521   Schlumberger Ltd.
                (Netherlands Antilles)                                                          715,849
         366   SEACOR Holdings, Inc.*                                                            20,492
       1,940   Smith International, Inc.*                                                       114,848
       1,730   Superior Energy
                Services, Inc.*                                                                  27,542
         422   TETRA Technologies, Inc.*                                                         11,774
         760   Universal Compression
                Holdings, Inc.*                                                                  29,579
       1,891   Varco International, Inc.*                                                        57,884
         652   Veritas DGC Inc.*                                                                 16,293
       2,521   Weatherford International
                Ltd. (Bermuda)*                                                                 136,815
         589   W-H Energy Services Inc.*                                                         13,311
                                                                                        ---------------
                                                                                              2,410,997
                                                                                        ---------------
               OTHER CONSUMER SERVICES (0.9%)
         778   Alderwoods Group, Inc.*                                                            9,363
       2,852   Apollo Group, Inc. (Class A)*                                                    222,998
         724   Autobytel Inc.*                                                          $         4,040
       2,944   Block (H.&R.), Inc.                                                              142,225
       1,850   Career Education Corp.*                                                           74,536
      18,214   Cendant Corp.                                                                    428,940
         705   Central Parking Corp.                                                             10,067
       1,836   Corinthian Colleges, Inc.*                                                        35,306
       1,357   DeVry, Inc.*                                                                      24,073
       9,152   eBay Inc.*                                                                       745,888
       1,234   Education Management
                Corp.*                                                                           39,414
         631   HealthExtras, Inc.*                                                                9,736
       2,340   Homestore.com, Inc.*                                                               5,522
         839   ITT Educational
                Services, Inc.*                                                                  41,212
       1,712   MoneyGram
                International, Inc.                                                              33,213
         339   Pre-Paid Legal Services, Inc.*                                                    12,584
         785   Priceline.com Inc.*                                                               17,733
         807   Renaissance Learning, Inc.                                                        13,243
         881   Rollins, Inc.                                                                     21,849
       6,015   Service Corp. International*                                                      41,504
       5,760   ServiceMaster Co. (The)                                                           74,246
       1,202   Sotheby's Holdings, Inc.
                (Class A)*                                                                       21,564
       2,045   Stewart Enterprises, Inc.
                (Class A)*                                                                       13,129
         199   Strayer Education, Inc.                                                           21,363
         840   Weight Watchers
                International, Inc.*                                                             39,362
                                                                                        ---------------
                                                                                              2,103,110
                                                                                        ---------------
               OTHER CONSUMER SPECIALTIES (0.1%)
       2,663   Fortune Brands, Inc.                                                             223,639
       1,573   Fossil, Inc.*                                                                     43,887
         690   Matthews International Corp.
                (Class A)                                                                        23,950
         335   RC2 Corp.*                                                                         9,698
         449   Russ Berrie & Co., Inc.                                                           10,534
                                                                                        ---------------
                                                                                                311,708
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               OTHER METALS/MINERALS (0.1%)
       2,143   Hecla Mining Co.*                                                        $        11,851
       1,293   Olin Corp.                                                                        28,795
       1,738   Phelps Dodge Corp.                                                               167,369
       1,428   Southern Peru Copper
                Corp. (Peru)                                                                     67,245
       1,974   USEC Inc.                                                                         23,135
                                                                                        ---------------
                                                                                                298,395
                                                                                        ---------------
               PACKAGED SOFTWARE (3.2%)
       4,412   Adobe Systems, Inc.*                                                             251,043
         480   Altiris, Inc.*                                                                    15,605
         588   ANSYS, Inc.*                                                                      18,992
       1,151   Ascential Software Corp.*                                                         16,471
       1,064   Aspect Communications
                Corp.*                                                                           11,874
       4,172   Autodesk, Inc.                                                                   122,532
       4,384   BMC Software, Inc.*                                                               73,783
       8,876   Computer Associates
                International, Inc.                                                             241,338
       7,827   Compuware Corp.*                                                                  54,006
       1,439   E.piphany, Inc.*                                                                   6,173
       1,401   Fair Isaac Corp.                                                                  48,405
       1,052   FileNET Corp.*                                                                    23,512
         873   Hyperion Solutions Corp.*                                                         41,939
       2,274   Informatica Corp.*                                                                17,601
       3,249   Intuit Inc.*                                                                     126,711
       1,378   Macromedia, Inc.*                                                                 47,183
       1,144   Macrovision Corp.*                                                                26,690
         745   Magma Design
                Automation, Inc.*                                                                10,058
         611   Manhattan Associates, Inc.*                                                       13,411
       1,371   Manugistics Group, Inc.*                                                           2,934
       2,996   McAfee Inc.*                                                                      77,447
       1,800   Mercury Interactive Corp.*                                                        78,786
       1,928   Micromuse Inc.*                                                                    9,910
     178,791   Microsoft Corp.                                                                4,698,627
       1,315   NetIQ Corp.*                                                                      15,464
       7,235   Novell, Inc.*                                                                     41,746
      72,980   Oracle Corp.*                                                                  1,004,935
         191   PalmSource, Inc.*                                                                  1,975
       6,243   Parametric Technology
                Corp.*                                                                  $        35,585
       2,161   Quest Software, Inc.*                                                             30,686
       3,343   Red Hat, Inc.*                                                                    36,272
       1,053   Retek, Inc.*                                                                       6,613
       1,029   Serena Software, Inc.*                                                            22,124
       1,844   Sybase, Inc.*                                                                     35,903
      11,655   Symantec Corp.*                                                                  272,144
       4,122   TIBCO Software, Inc.*                                                             45,301
         696   Transaction Systems
                Architects, Inc. (Class A)*                                                      14,783
         820   Ulticom, Inc.*                                                                    11,316
       8,003   VERITAS Software Corp.*                                                          205,837
         831   Verity, Inc.*                                                                     10,030
                                                                                        ---------------
                                                                                              7,825,745
                                                                                        ---------------
               PERSONNEL SERVICES (0.2%)
         739   AMN Healthcare
                Services, Inc.*                                                                  10,590
         380   CDI Corp.                                                                          7,980
         485   Gentiva Health
                Services, Inc.*                                                                   7,711
         805   Kelly Services, Inc. (Class A)                                                    23,426
         732   Korn/Ferry International*                                                         14,442
         785   Labor Ready, Inc.*                                                                12,434
       1,510   Manpower, Inc.                                                                    73,462
       2,185   Monster Worldwide Inc.*                                                           68,369
       2,551   MPS Group, Inc.*                                                                  28,801
         438   Resources Connection Inc.*                                                        22,342
       3,318   Robert Half International, Inc.                                                  100,668
       1,163   Spherion Corp.*                                                                    9,071
                                                                                        ---------------
                                                                                                379,296
                                                                                        ---------------
               PHARMACEUTICALS: GENERIC DRUGS (0.2%)
       1,113   Alpharma Inc. (Class A)                                                           16,751
       1,896   Barr Pharmaceuticals Inc.*                                                        90,155
       1,716   Eon Labs, Inc.*                                                                   44,033
       1,026   Impax Laboratories, Inc.*                                                         17,591
       4,757   IVAX Corp.*                                                                       71,498
       5,209   Mylan Laboratories, Inc.                                                          86,626
         706   Par Pharmaceutical Cos Inc.                                                       26,757

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,652   Valeant Pharmaceuticals
                International                                                           $        41,250
       2,117   Watson
                Pharmaceuticals, Inc.*                                                           63,150
                                                                                        ---------------
                                                                                                457,811
                                                                                        ---------------
               PHARMACEUTICALS: MAJOR (5.0%)
      27,852   Abbott Laboratories                                                            1,253,897
      34,722   Bristol-Myers Squibb Co.                                                         813,884
      53,012   Johnson & Johnson                                                              3,429,876
      17,846   Lilly (Eli) & Co.                                                                967,967
      39,682   Merck & Co., Inc.                                                              1,113,080
     136,265   Pfizer, Inc.                                                                   3,292,162
      26,284   Schering-Plough Corp.                                                            487,831
      23,813   Wyeth                                                                            943,709
                                                                                        ---------------
                                                                                             12,302,406
                                                                                        ---------------
               PHARMACEUTICALS: OTHER (0.3%)
       2,436   Allergan, Inc.                                                                   185,014
         713   AtheroGenics, Inc.*                                                               13,226
         662   Cell Therapeutics, Inc.*                                                           6,355
         767   Columbia Laboratories, Inc.*                                                       1,664
         730   Connetics Corp.*                                                                  17,827
       2,636   Endo Pharmaceuticals
                Holdings, Inc.*                                                                  55,382
         680   First Horizon
                Pharmaceutical Corp.*                                                            12,158
       6,847   Forest Laboratories, Inc.*                                                       284,356
         620   Inspire
                Pharmaceuticals, Inc.*                                                            9,176
         330   Inverness Medical
                Innovations, Inc.*                                                                8,352
       4,761   King Pharmaceuticals, Inc.*                                                       50,038
         419   Kos Pharmaceuticals, Inc.*                                                        13,835
       1,056   Medicis Pharmaceutical
                Corp. (Class A)                                                                  38,122
       1,732   Perrigo Co.                                                                       29,704
         554   POZEN Inc.*                                                                        4,271
         631   Salix Pharmaceuticals, Ltd.*                                                       9,497
       1,620   Sepracor, Inc.*                                                                   92,632
         414   United Therapeutics Corp.*                                                        17,665
                                                                                        ---------------
                                                                                                849,274
                                                                                        ---------------
               PRECIOUS METALS (0.2%)
       4,027   Coeur D'Alene Mines Corp.*                                               $        14,215
       3,288   Freeport-McMoRan Copper &
                Gold, Inc. (Class B)                                                            121,031
       2,496   Glamis Gold Ltd. (Canada)*                                                        39,337
       1,933   Meridian Gold Inc. (Canada)*                                                      35,741
       7,508   Newmont Mining Corp.                                                             312,258
       1,752   Stillwater Mining Co.*                                                            18,536
                                                                                        ---------------
                                                                                                541,118
                                                                                        ---------------
               PROPERTY - CASUALTY INSURERS (1.7%)
       2,307   21st Century Insurance
                Group                                                                            31,537
       1,715   Alfa Corp.                                                                        24,893
         148   Alleghany Corp.*                                                                  39,436
       1,044   Allmerica Financial Corp.*                                                        34,087
      12,547   Allstate Corp. (The)                                                             632,871
       1,153   American Financial
                Group, Inc.                                                                      35,501
         681   Arch Capital Group Ltd.*                                                          25,013
       1,710   Berkley (W.R.) Corp.                                                              81,567
          20   Berkshire Hathaway, Inc.
                (Class A)*                                                                    1,798,000
       3,532   Chubb Corp. (The)                                                                263,063
       2,904   Cincinnati Financial Corp.                                                       128,124
         667   Commerce Group, Inc. (The)                                                        43,562
         560   Erie Indemnity Co. (Class A)                                                      29,831
         617   Harleysville Group, Inc.                                                          13,327
         400   Infinity Property & Casualty
                Corp.                                                                            13,100
         502   Mercury General Corp.                                                             28,564
         344   Midland Co. (The)                                                                 11,503
       1,421   Odyssey Re Holdings Corp.                                                         35,099
         990   Ohio Casualty Corp.*                                                              22,760
       3,573   Old Republic International
                Corp.                                                                            82,894
         413   Philadelphia Consolidated
                Holding Corp.*                                                                   27,700
         612   PMA Capital Corp. (Class A)                                                        6,200
       3,246   Progressive Corp. (The)                                                          271,528
         489   RLI Corp.                                                                         21,252

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
         661   Selective Insurance
                Group, Inc.                                                             $        28,535
      11,913   St. Paul Travelers Companies,
                Inc. (The)                                                                      447,214
         767   State Auto Financial Corp.                                                        20,310
         527   Transatlantic Holdings, Inc.                                                      32,015
                                                                                        ---------------
                                                                                              4,229,486
                                                                                        ---------------
               PUBLISHING: BOOKS/MAGAZINES (0.1%)
       1,218   John Wiley & Sons, Inc.
                (Class A)                                                                        40,986
       1,037   Meredith Corp.                                                                    49,807
       5,580   PRIMEDIA Inc.*                                                                    21,650
       2,367   Reader's Digest Assoc., Inc.
                (The) (Class A)                                                                  38,156
         754   Scholastic Corp.*                                                                 25,825
                                                                                        ---------------
                                                                                                176,424
                                                                                        ---------------
               PUBLISHING: NEWSPAPERS (0.5%)
       2,217   Belo Corp. (Series A)                                                             51,856
         862   Dow Jones & Co., Inc.                                                             32,859
       4,866   Gannett Co., Inc.                                                                389,475
       1,689   Hollinger International, Inc.
                (Class A)                                                                        24,609
       1,399   Journal Register Co.*                                                             25,364
       1,432   Knight-Ridder, Inc.                                                               93,238
         864   Lee Enterprises, Inc.                                                             38,491
         384   McClatchy Co. (The) (Class A)                                                     26,853
         581   Media General, Inc. (Class A)                                                     37,167
       2,715   New York Times Co. (The)
                (Class A)                                                                       105,559
         187   Pulitzer Inc.                                                                     11,867
       1,583   Scripps (E.W.) Co. (Class A)                                                      73,388
       3,895   Tribune Co.                                                                      155,722
         138   Washington Post Co. (The)
                (Class B)                                                                       126,201
                                                                                        ---------------
                                                                                              1,192,649
                                                                                        ---------------
               PULP & PAPER (0.3%)
       1,081   Bowater, Inc.                                                                     41,078
       4,212   Georgia-Pacific Corp.                                                            135,205
       1,110   Glatfelter (P.H.) Co.                                                             15,074
       8,669   International Paper Co.                                                          339,391
         997   Longview Fibre Co.                                                       $        15,483
       3,732   MeadWestvaco Corp.                                                               107,817
         271   Neenah Paper Inc.                                                                  8,642
         560   Potlatch Corp.                                                                    25,771
         288   Schweitzer-Mauduit
                International, Inc.                                                               9,660
       1,156   Wausau-Mosinee Paper Corp.                                                        17,132
                                                                                        ---------------
                                                                                                715,253
                                                                                        ---------------
               RAILROADS (0.4%)
       6,886   Burlington Northern Santa Fe
                Corp.                                                                           331,767
       3,972   CSX Corp.                                                                        158,761
         827   Florida East Coast
                Industries, Inc.                                                                 35,611
       1,705   Kansas City Southern
                Industries, Inc.*                                                                29,769
       7,322   Norfolk Southern Corp.                                                           255,684
         622   RailAmerica, Inc.*                                                                 8,067
       4,793   Union Pacific Corp.                                                              285,663
                                                                                        ---------------
                                                                                              1,105,322
                                                                                        ---------------
               REAL ESTATE DEVELOPMENT (0.1%)
         968   Forest City Enterprise, Inc.
                (Class A)                                                                        56,105
         420   Getty Realty Corp.                                                                11,210
         614   Jones Lang LaSalle, Inc.*                                                         21,951
         627   LNR Property Corp.                                                                39,501
       1,487   St. Joe Co. (The)                                                                102,306
         283   Tejon Ranch Co.*                                                                  12,243
         716   Trammell Crow Co.*                                                                12,129
       1,134   W.P. Carey & Co., LLC                                                             36,628
                                                                                        ---------------
                                                                                                292,073
                                                                                        ---------------
               REAL ESTATE INVESTMENT TRUSTS (1.9%)
         532   Acadia Reality Trust                                                               8,544
          98   Alexander's, Inc.*                                                                21,452
         373   Alexandria Real Estate
                Equities, Inc.                                                                   24,827
       1,594   AMB Property Corp.                                                                59,345
       1,092   American Financial Reality
                Trust                                                                            16,435

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
         372   Amli Residential Properties
                Trust                                                                   $        10,833
       1,757   Annaly Mortgage
                Management Inc.                                                                  34,437
       1,387   Anthracite Capital, Inc.                                                          16,630
         657   Anworth Mortgage Asset
                Corp.                                                                             6,544
       1,837   Apartment Investment &
                Management Co. (Class A)                                                         65,948
       3,618   Archstone-Smith Trust                                                            124,097
       1,245   Arden Realty, Inc.                                                                41,981
       1,379   Avalonbay Communities, Inc.                                                       92,283
         323   Bedford Property
                Investors, Inc.                                                                   8,110
       1,897   Boston Properties, Inc.                                                          109,609
         743   BPP Liquidating Trust*                                                               238
         905   Brandywine Realty Trust                                                           25,068
         962   BRE Properties, Inc. (Class A)                                                    35,373
         768   Camden Property Trust                                                             34,798
       1,000   Capital Automotive REIT                                                           32,670
       1,018   CarrAmerica Realty Corp.                                                          30,896
       1,780   Catellus Development Corp.                                                        47,740
         589   CBL & Associates
                Properties, Inc.                                                                 40,511
         896   CenterPoint Properties Corp.                                                      38,035
         787   Colonial Properties Trust                                                         28,568
       1,493   Commercial Net Lease Realty                                                       27,994
       1,069   Cornerstone Realty Income
                Trust, Inc.                                                                      10,273
         574   Corporate Office Properties Trust                                                 14,769
         947   Cousins Properties, Inc.                                                          28,685
       1,923   Crescent Real Estate
                Equities Co.                                                                     31,864
         416   CRT Properties Inc.                                                                9,551
       1,674   Developers Diversified
                Realty Corp.                                                                     66,541
       2,649   Duke Realty Corp.                                                                 82,384
         358   EastGroup Properties, Inc.                                                        12,956
         393   Entertainment Properties
                Trust                                                                            16,549
         828   Equity Inns, Inc.                                                                  9,025
         437   Equity Lifestyle
                Properties, Inc.                                                        $        14,980
       7,450   Equity Office Properties Trust                                                   208,451
       1,877   Equity One, Inc.                                                                  38,310
       5,181   Equity Residential                                                               163,409
         509   Essex Property Trust, Inc.                                                        36,623
         953   Federal Realty Investment
                Trust                                                                            44,963
       1,152   FelCor Lodging Trust, Inc.*                                                       16,082
       1,118   First Industrial Realty
                Trust, Inc.                                                                      43,736
       2,725   Friedman, Billings, Ramsey
                Group, Inc.                                                                      53,628
         538   Gables Residential Trust                                                          18,001
       4,044   General Growth
                Properties, Inc.                                                                128,478
         856   Glenborough Realty Trust Inc.                                                     16,487
         862   Glimcher Realty Trust                                                             22,059
       2,474   Health Care Property
                Investors, Inc.                                                                  64,225
         827   Health Care REIT, Inc.                                                            27,704
         835   Healthcare Realty Trust, Inc.                                                     30,452
         816   Heritage Property Investment
                Trust                                                                            24,023
       1,036   Highwoods Properties, Inc.                                                        25,382
         565   Home Properties of
                New York, Inc.                                                                   22,826
       1,213   Hospitality Properties Trust                                                      51,734
       5,877   Host Marriott Corp.                                                               94,032
       3,496   HRPT Properties Trust                                                             41,637
       1,135   Impac Mortgage
                Holdings, Inc.                                                                   25,923
         722   Investors Real Estate Trust                                                        7,227
       1,962   iStar Financial Inc.                                                              82,110
         859   Kilroy Realty Corp.                                                               33,570
       1,748   Kimco Realty Corp.                                                                92,609
         468   Kramont Reality Trust                                                             10,956
         686   Lexington Corporate
                Properties Trust                                                                 14,680
       1,547   Liberty Property Trust                                                            60,410
         933   Macerich Co. (The)                                                                53,377

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,129   Mack-Cali Realty Corp.                                                   $        47,395
         833   Maguire Properties, Inc.                                                          19,700
       1,189   MeriStar Hospitality Corp.*                                                        9,179
         381   Mid-America Apartment
                Communities, Inc.                                                                14,409
         933   Mills Corp.                                                                       52,183
         522   National Health Investors, Inc.                                                   13,353
       1,683   Nationwide Health
                Properties, Inc.                                                                 36,504
         709   New Century Financial Corp.                                                       42,462
       1,893   New Plan Excel Realty Trust                                                       47,836
         496   Novastar Financial, Inc.                                                          22,851
         784   Pan Pacific Retail
                Properties, Inc.                                                                 45,386
         202   Parkway Properties, Inc.                                                           9,393
         680   Pennsylvania Real Estate
                Investment Trust                                                                 27,214
       3,390   Plum Creek Timber Co., Inc.                                                      121,091
       1,062   Post Properties, Inc.                                                             33,644
       1,172   Prentiss Properties Trust                                                         41,993
       3,362   ProLogis                                                                         128,227
         417   PS Business Parks, Inc.
                (Class A)                                                                        17,597
       2,080   Public Storage, Inc.                                                             109,221
         486   RAIT Investment Trust                                                             12,612
         970   Rayonier Inc.                                                                     43,165
       1,368   Realty Income Corp.                                                               31,888
       1,321   Reckson Associates Realty
                Corp.                                                                            40,528
         507   Redwood Trust, Inc.                                                               28,727
       1,161   Regency Centers Corp.                                                             57,353
         307   Saul Centers, Inc.                                                                10,254
       1,240   Senior Housing Properties
                Trust                                                                            20,522
         878   Shurgard Storage Centers, Inc.
                (Class A)                                                                        35,910
        3990   Simon Property Group L.P.                                                        236,607
         668   SL Green Realty Corp.                                                             35,558
         261   Sovran Self Storage, Inc.                                                         10,388
         721   Summit Properties Inc.                                                            21,954
         359   Sun Communities, Inc.                                                             13,319
         404   Tanger Factory Outlet
                Centers, Inc.                                                           $         9,534
       1,271   Taubman Centers, Inc.                                                             34,330
       1,397   Thornburg Mortgage Asset
                Corp.                                                                            38,906
         320   Town & Country Trust                                                               8,218
       2,936   Trizec Properties, Inc.                                                           51,997
       2,344   United Dominion Realty
                Trust, Inc.                                                                      52,084
       1,550   Ventas, Inc.                                                                      39,680
       2,231   Vornado Realty Trust                                                             154,251
         910   Washington Real Estate
                Investment Trust                                                                 27,555
       1,527   Weingarten Realty Investors                                                       54,590
                                                                                        ---------------
                                                                                              4,743,215
                                                                                        ---------------
               RECREATIONAL PRODUCTS (0.4%)
         349   Action Performance
                Companies, Inc.                                                                   3,664
       2,577   Activision, Inc.*                                                                 58,240
         426   Arctic Cat, Inc.                                                                  10,799
       2,358   Atari, Inc.*                                                                       5,471
       1,860   Brunswick Corp.                                                                   85,783
       1,831   Callaway Golf Co.                                                                 24,371
       5,527   Electronic Arts Inc.*                                                            355,607
       3,381   Hasbro, Inc.                                                                      66,268
         529   K2 Inc.*                                                                           7,438
         594   Leapfrog Enterprises, Inc.
                (Class A)*                                                                        7,871
       2,100   Marvel Enterprises, Inc.*                                                         37,506
       7,657   Mattel, Inc.                                                                     148,929
         567   Monaco Coach Corp.*                                                               10,495
         844   Polaris Industries Inc.                                                           56,970
       1,174   Scientific Games Corp.
                (Class A)*                                                                       30,195
         859   Take-Two Interactive
                Software, Inc.*                                                                  30,280
       1,192   Thor Industries, Inc.                                                             41,184
         834   THQ, Inc.*                                                                        18,557
         792   Winnebago Industries, Inc.                                                        27,316
         584   WMS Industries, Inc.*                                                             18,303
                                                                                        ---------------
                                                                                              1,045,247
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (2.2%)
         412   1st Source Corp.                                                         $         9,876
         306   Alabama National
                BanCorporation                                                                   19,048
         950   Amcore Financial, Inc.                                                            28,899
       6,541   AmSouth Bancorporation                                                           163,132
       2,295   Associated Banc-Corp.                                                             75,804
         152   BancFirst Corp.                                                                   11,664
       1,511   BancorpSouth, Inc.                                                                32,940
       1,084   Bank of Hawaii Corp.                                                              51,934
       3,173   Banknorth Group, Inc.                                                            113,784
       1,139   BOK Financial Corp.*                                                              47,963
         444   Boston Private Financial
                Holdings, Inc.                                                                   12,361
         258   Capital City Bank Group, Inc.                                                     10,070
         712   Cathay Bancorp, Inc.                                                              25,867
         313   Central Pacific Financial Corp.                                                   11,487
         507   Chemical Financial Corp.                                                          18,815
       1,067   Chittenden Corp.                                                                  28,926
       1,247   Citizens Banking Corp.                                                            38,981
         325   City Holding Co.                                                                  10,701
         949   City National Corp.                                                               66,231
       2,411   Colonial BancGroup, Inc. (The)                                                    48,654
       1,446   Commerce Bancorp, Inc.                                                            83,203
       1,416   Commerce Bancshares, Inc.                                                         68,067
         506   Community Bank System, Inc.                                                       12,068
       2,359   Compass Bancshares, Inc.                                                         110,472
         724   Corus Bankshares, Inc.                                                            36,345
       1,005   Cullen/Frost Bankers, Inc.                                                        47,195
       1,716   CVB Financial Corp.                                                               33,256
       1,064   East West Bancorp, Inc.                                                           41,432
         902   F.N.B Corp.                                                                       17,842
       8,750   Fifth Third Bancorp                                                              406,612
         775   First Bancorp (Puerto Rico)                                                       41,920
       1,027   First Charter Corp.                                                               23,570
         303   First Citizens BancShares,
                Inc. (Class A)                                                                   43,026
       1,523   First Commonwealth
                Financial Corp.                                                                  21,855
         309   First Community Bancorp                                                           13,151
       1,503   First Financial Bancorp                                                           26,197
         302   First Financial
                Bankshares, Inc.                                                        $        13,880
         264   First Financial Corp.                                                              8,356
       2,284   First Horizon National Corp.                                                      97,230
         361   First Merchants Corp.                                                              9,353
         909   First Midwest Bancorp, Inc.                                                       31,360
         284   First Republic Bank                                                               14,328
       1,679   FirstMerit Corp.                                                                  44,493
       1,013   Flagstar Bancorp                                                                  21,293
         563   Frontier Financial Corp.                                                          21,644
       2,242   Fulton Financial Corp.                                                            48,943
         471   Glacier Bancorp, Inc.                                                             15,011
         760   Gold Banc Corp., Inc.                                                             10,982
       1,019   Greater Bay Bancorp                                                               27,788
         594   Hancock Holding Co.                                                               19,198
         488   Harleysville National Corp.                                                       12,366
       3,047   Hibernia Corp. (Class A)                                                          80,197
         868   Hudson United Bancorp                                                             31,908
         285   Independent Bank
                Corp. - Massachusetts                                                             8,422
         937   International Bancshares Corp.                                                    35,878
         661   Irwin Financial Corp.                                                             16,188
       1,547   M&T Bank Corp.                                                                   158,351
         369   Main Street Banks, Inc.                                                           12,040
       3,544   Marshall & Ilsley Corp.                                                          151,719
       1,627   Mercantile Bankshares Corp.                                                       82,375
         457   Mid-State Bancshares                                                              12,892
         348   Midwest Banc Holdings, Inc.                                                        7,705
         965   National Penn
                Bancshares, Inc.                                                                 24,965
         894   NBT Bancorp, Inc.                                                                 20,839
       4,947   North Fork
                Bancorporation, Inc.                                                            141,979
       4,065   Northern Trust Corp.                                                             177,397
       1,363   Old National Bancorp                                                              29,672
         416   Oriental Financial Group, Inc.                                                    11,731
         880   Pacific Capital Bancorp                                                           26,998
         280   Park National Corp.                                                               33,958
         370   Prosperity Bancshares, Inc.                                                       10,279
         787   Provident Bankshares Corp.                                                        26,026

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,033   R&G Financial Corp. (Class B)
                (Puerto Rico)                                                           $        38,087
       1,724   Republic Bancorp Inc.                                                             24,601
         558   Riggs National Corp.                                                              12,187
         818   S & T Bancorp, Inc.                                                               30,151
         283   Sandy Spring Bancorp, Inc.                                                        10,427
       1,064   Santander BanCorp.
                (Puerto Rico)                                                                    36,102
         865   Silicon Valley Bancshares*                                                        37,749
       1,763   Sky Financial Group, Inc.                                                         46,825
       1,143   South Financial Group,
                Inc. (The)                                                                       34,907
       1,470   Southwest Bancorporation of
                Texas, Inc.                                                                      29,062
         349   Sterling Bancorp                                                                   9,475
         863   Sterling Bancshares, Inc.                                                         12,677
         413   Sterling Financial Corp.                                                          11,461
         215   Suffolk Bancorp                                                                    7,235
         776   Susquehanna
                Bancshares, Inc.                                                                 19,159
       4,929   Synovus Financial Corp.                                                          133,724
       2,750   TCF Financial Corp.                                                               77,303
       1,033   Texas Regional Bancshares,
                Inc. (Class A)                                                                   31,966
       2,142   Trustco Bank Corp. of
                New York                                                                         26,754
       1,133   Trustmark Corp.                                                                   31,350
      33,846   U.S. Bancorp                                                                   1,017,072
         974   UCBH Holdings, Inc.                                                               42,924
         572   UMB Financial Corp.                                                               31,368
         704   Umpqua Holdings Corp.                                                             17,093
       1,234   United Bankshares, Inc.                                                           42,079
         625   United Community Banks, Inc.                                                      16,231
         422   Unizan Financial Corp.                                                            10,305
       1,922   Valley National Bancorp                                                           49,588
         391   WesBanco, Inc.                                                                    11,011
         639   Westamerica Bancorporation                                                        33,177
         857   Whitney Holding Corp.                                                             39,062
       1,279   Wilmington Trust Corp.                                                            44,471
         364   Wintrust Financial Corp.                                                          20,195
       1,658   Zions Bancorporation                                                     $       112,446
                                                                                        ---------------
                                                                                              5,499,316
                                                                                        ---------------
               RESTAURANTS (0.9%)
       1,597   Applebee's International, Inc.                                                    44,492
         942   Bob Evans Farms, Inc.                                                             22,947
       1,873   Brinker International, Inc.*                                                      70,443
         959   CBRL Group, Inc.                                                                  39,424
       1,080   CEC Entertainment, Inc.*                                                          42,271
       1,503   Cheesecake Factory,
                Inc. (The)*                                                                      48,652
       1,124   CKE Restaurants, Inc.*                                                            16,298
       3,194   Darden Restaurants, Inc.                                                          94,415
         619   IHOP Corp.                                                                        26,697
       1,003   Jack in the Box Inc.*                                                             34,684
       1,124   Krispy Kreme
                Doughnuts, Inc.*                                                                  9,869
         558   Landry's Restaurants, Inc.                                                        15,736
         405   Lone Star Steakhouse &
                Saloon, Inc.                                                                     11,138
      22,490   McDonald's Corp.                                                                 728,451
       1,450   Outback Steakhouse, Inc.                                                          66,773
         570   P.F. Chang's China
                Bistro, Inc.*                                                                    31,686
         604   Panera Bread Co. (Class A)*                                                       30,804
         350   Papa John's
                International, Inc.*                                                             11,260
         798   RARE Hospitality
                International, Inc.*                                                             25,137
         297   Red Robin Gourmet
                Burgers Inc.*                                                                    14,033
       1,260   Ruby Tuesday, Inc.                                                                32,054
       1,231   Ryan's Restaurant Group Inc.                                                      16,914
       1,041   Sonic Corp.*                                                                      33,145
       7,349   Starbucks Corp.*                                                                 396,846
         528   The Steak n Shake Co.*                                                            10,407
       1,868   Triarc Companies, Inc.
                (Class B)                                                                        27,553
       2,301   Wendy's International, Inc.                                                       90,245
       5,417   Yum! Brands, Inc.                                                                251,078
                                                                                        ---------------
                                                                                              2,243,452
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               SAVINGS BANKS (0.8%)
         728   Anchor Bancorp
                Wisconsin, Inc.                                                         $        19,656
       1,538   Astoria Financial Corp.                                                           57,890
       2,535   Bank Mutual Corp.                                                                 30,623
       1,164   BankAtlantic Bancorp, Inc.
                (Class A)                                                                        22,372
         578   BankUnited Financial Corp.*                                                       16,866
       1,492   Brookline Bancorp, Inc.                                                           23,857
       1,422   Capitol Federal Financial                                                         51,178
         580   Charter Financial Corp.                                                           23,188
         987   Commercial Federal Corp.                                                          27,715
         828   Dime Community Bancshares                                                         13,621
         600   Downey Financial Corp.                                                            38,280
         439   Fidelity Bankshares, Inc.                                                         11,807
       1,577   First Niagara Financial
                Group, Inc.                                                                      21,526
         446   Firstfed Financial Corp.*                                                         23,727
       5,650   Golden West Financial Corp.                                                      365,103
         513   Harbor Florida
                Bancshares, Inc.                                                                 17,442
       1,298   Hudson City Bancorp, Inc.                                                         45,651
       1,161   Independence Community
                Bank Corp.                                                                       45,627
         480   MAF Bancorp, Inc.                                                                 21,197
         739   MB Financial, Inc.                                                                29,331
         984   Net.B@nk, Inc.                                                                     9,397
       4,973   New York Community
                Bancorp, Inc.                                                                    88,669
       1,139   Northwest Bancorp, Inc.                                                           25,605
       1,798   People's Bank                                                                     66,580
         323   PFF Bancorp, Inc.                                                                 13,870
         589   Provident Financial
                Services, Inc.                                                                   10,643
       6,347   Sovereign Bancorp, Inc.                                                          144,331
         317   Sterling Financial Corp.*                                                         11,888
       3,136   W. Holding Co., Inc.
                (Puerto Rico)                                                                    40,893
       1,486   Washington Federal, Inc.                                                          38,710
      15,445   Washington Mutual, Inc.                                                          623,206
       1,016   Webster Financial Corp.                                                           45,568
         836   Westcorp                                                                 $        38,097
                                                                                        ---------------
                                                                                              2,064,114
                                                                                        ---------------
               SEMICONDUCTORS (2.4%)
         487   Actel Corp.*                                                                       8,235
       6,754   Advanced Micro
                Devices, Inc.*                                                                  106,713
      32,357   Agere Systems Inc.
                (Class A)*                                                                       46,594
       6,874   Altera Corp.*                                                                    131,981
         584   Amis Holdings, Inc.*                                                               6,284
       6,911   Analog Devices, Inc.                                                             248,036
       5,948   Applied Micro Circuits Corp.*                                                     19,688
       9,135   Atmel Corp.*                                                                      27,953
       4,844   Broadcom Corp. (Class A)*                                                        154,184
       1,650   Cirrus Logic, Inc.*                                                                7,573
       9,350   Conexant Systems, Inc.*                                                           15,334
       2,310   Cypress Semiconductor
                Corp.*                                                                           26,334
         964   DSP Group, Inc.*                                                                  23,917
         755   ESS Technology, Inc.*                                                              4,568
         788   Exar Corp.*                                                                       11,324
       2,290   Fairchild Semiconductor Corp.
                (Class A)*                                                                       32,678
       4,622   Freescale Semiconductor Inc.
                (Class B)*                                                                       80,746
         617   Genesis Microchip, Inc.*                                                           7,836
       1,398   Integrated Circuit
                Systems, Inc.*                                                                   26,562
       2,031   Integrated Device
                Technology, Inc.*                                                                23,844
         546   Integrated Silicon
                Solution, Inc.*                                                                   3,560
     115,504   Intel Corp.                                                                    2,593,065
       1,253   International Rectifier Corp.*                                                    49,055
       2,692   Intersil Corp. (Class A)                                                          39,922
       3,152   Lattice Semiconductor Corp.*                                                      14,152
       5,721   Linear Technology Corp.                                                          215,911
       7,345   LSI Logic Corp.*                                                                  44,878
       6,029   Maxim Integrated
                Products, Inc.                                                                  235,191
       2,555   Micrel, Inc.*                                                                     22,075

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       3,807   Microchip Technology Inc.                                                $        99,172
      11,324   Micron Technology, Inc.*                                                         117,883
       1,132   Microsemi Corp.*                                                                  17,467
       2,122   Mindspeed
                Technologies Inc.*                                                                4,934
       6,634   National Semiconductor
                Corp.                                                                           112,314
       3,142   NVIDIA Corp.*                                                                     72,015
       4,212   ON Semiconductor Corp.*                                                           15,416
         871   Pixelworks, Inc.*                                                                  8,179
         840   Power Integrations, Inc.*                                                         15,372
       1,897   Rambus Inc.*                                                                      34,222
       3,599   RF Micro Devices, Inc.*                                                           19,687
       1,430   Semtech Corp.*                                                                    26,283
         655   Sigmatel Corp.*                                                                   25,814
       1,378   Silicon Image, Inc.*                                                              16,412
         964   Silicon Laboratories Inc.*                                                        32,872
       1,853   Silicon Storage
                Technology, Inc.*                                                                 8,505
         847   Siliconix, Inc.*                                                                  25,639
       3,371   Skyworks Solutions, Inc.*                                                         25,586
         328   Standard Microsystems
                Corp.*                                                                            5,199
      30,913   Texas Instruments Inc.                                                           717,491
       2,740   Transmeta Corp.*                                                                   3,014
       4,484   TriQuint Semiconductor, Inc.*                                                     15,156
       5,650   Vitesse Semiconductor
                Corp.*                                                                           16,385
       6,418   Xilinx, Inc.                                                                     187,341
         793   Zoran Corp.*                                                                       8,081
                                                                                        ---------------
                                                                                              5,858,632
                                                                                        ---------------
               SERVICES TO THE HEALTH INDUSTRY (0.4%)
         543   aaiPharma Inc.*                                                                    1,450
         912   Accredo Health, Inc.*                                                             27,159
         262   Advisory Board Co. (The)*                                                          9,340
         621   Albany Molecular
                Research, Inc.*                                                                   6,831
         696   Cerner Corp.*                                                                     34,626
       1,141   Covance, Inc.*                                                                    48,492
         789   Dendrite International, Inc.*                                                     14,273
         890   Eclipsys Corp.*                                                                   16,732
         964   eResearch Technology, Inc.*                                              $        11,838
       1,173   Express Scripts, Inc.
                (Class A)*                                                                       87,025
         574   IDX Systems Corp.*                                                                17,805
       4,324   IMS Health Inc.                                                                  101,095
       2,582   Laboratory Corp. of America
                Holdings*                                                                       123,549
       4,998   Medco Health Solutions Inc.*                                                     212,765
         681   NDC Health Corp.                                                                  10,596
         825   Odyssey Healthcare, Inc.*                                                          9,595
       1,857   Omnicare, Inc.                                                                    57,103
         501   PAREXEL International Corp.*                                                      11,884
         593   Per-Se Technologies, Inc.*                                                         8,658
       1,144   Pharmaceutical Product
                Development, Inc.*                                                               47,419
       1,452   Quest Diagnostics Inc.                                                           138,376
         804   Stericycle, Inc.*                                                                 41,350
         306   VistaCare, Inc. (Class A)*                                                         4,697
       5,947   WebMD Corp.*                                                                      44,900
                                                                                        ---------------
                                                                                              1,087,558
                                                                                        ---------------
               SPECIALTY INSURANCE (0.4%)
       2,005   Ambac Financial Group, Inc.                                                      154,144
       1,757   Assurant, Inc.                                                                    57,155
         839   CNA Surety Corp.*                                                                 10,991
       2,890   Fidelity National
                Financial, Inc.                                                                 126,640
       1,515   First American Financial Corp.                                                    56,025
         318   LandAmerica Financial
                Group, Inc.                                                                      16,358
         191   Markel Corp.*                                                                     65,131
       2,649   MBIA Inc.                                                                        158,251
       1,822   MGIC Investment Corp.                                                            116,426
       1,811   PMI Group, Inc. (The)                                                             72,023
         919   Proassurance Corp.*                                                               35,152
       1,762   Radian Group, Inc.                                                                84,470
         349   Stewart Information
                Services Corp.                                                                   14,068
         279   Triad Guaranty, Inc.*                                                             15,097
                                                                                        ---------------
                                                                                                981,931
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
               SPECIALTY STORES (0.8%)
         376   Ac Moore Arts & Crafts, Inc.*                                            $        10,355
       1,394   Advance Auto Parts, Inc.*                                                         60,081
         633   Asbury Automotive
                Group Inc.*                                                                      10,685
       3,752   AutoNation, Inc.*                                                                 71,438
       1,231   AutoZone, Inc.*                                                                  109,867
       1,307   Barnes & Noble, Inc.*                                                             42,739
       5,517   Bed Bath & Beyond Inc.*                                                          222,280
         685   Bombay Co., Inc. (The)*                                                            4,028
       1,500   Borders Group, Inc.                                                               39,375
       2,008   CarMax Inc.*                                                                      58,091
       2,004   Claire's Stores, Inc.                                                             41,343
         445   Cost Plus, Inc.*                                                                  11,672
       1,037   CSK Auto Corp.*                                                                   16,353
         622   Dick's Sporting Goods, Inc.*                                                      21,148
         555   GameStop Corp - CL B                                                              10,767
         495   Group 1 Automotive, Inc.*                                                         14,489
         530   Guitar Center, Inc.*                                                              30,342
         428   Haverty Furniture
                Companies, Inc.                                                                   7,661
         450   Hibbett Sporting Goods, Inc.*                                                     11,610
         450   Jo-Ann Stores, Inc.*                                                              12,335
         960   Linens `N Things, Inc.*                                                           24,864
       2,694   Michaels Stores, Inc.                                                             82,841
       5,793   Office Depot, Inc.*                                                              100,161
       1,137   OfficeMax Inc.                                                                    33,553
       1,052   O'Reilly Automotive, Inc.*                                                        48,108
       1,052   Pep Boys-Manny Moe & Jack                                                         18,115
         283   PETCO Animal Supplies, Inc.*                                                      10,746
       2,667   PETsMART, Inc.                                                                    80,623
       1,723   Pier 1 Imports, Inc.                                                              30,514
         846   Regis Corp.                                                                       33,755
       1,685   Rent-A-Center, Inc.*                                                              41,266
         295   Sharper Image Corp.*                                                               5,074
         673   Sonic Automotive, Inc.                                                            15,721
       9,197   Staples, Inc.*                                                                   301,110
       2,841   Tiffany & Co.                                                                     89,293
       4,136   Toys 'R' Us, Inc.*                                                                88,717
         678   Tractor Supply Co.*                                                               24,272
         838   Tuesday Morning Corp.*                                                            24,076
         721   United Auto Group, Inc.                                                  $        20,383
         388   West Marine, Inc.*                                                                 9,161
       2,262   Williams-Sonoma, Inc.*                                                            78,265
       1,450   Zale Corp.*                                                                       38,512
                                                                                        ---------------
                                                                                              2,005,789
                                                                                        ---------------
               SPECIALTY TELECOMMUNICATIONS (0.3%)
       3,878   American Tower Corp.
                (Class A)*                                                                       70,269
         790   Broadwing Corporation                                                              4,345
       2,794   CenturyTel, Inc.                                                                  91,084
       5,511   Citizens Communications Co.                                                       74,343
         579   Commonwealth Telephone
                Enterprises, Inc.*                                                               27,699
       4,372   Covad Communications
                Group, Inc. (c)*                                                                  7,389
       4,260   Crown Castle International
                Corp.*                                                                           69,864
       1,093   General Communication, Inc.
                (Class A)*                                                                       10,908
         490   IDT Corp.*                                                                         6,973
       1,340   NTL, Inc.*                                                                        91,160
       1,056   Premiere Global
                Services, Inc.                                                                   10,380
      26,978   Qwest Communications
                International, Inc.*                                                            113,308
         284   SureWest Communications                                                            6,881
         957   Time Warner Telecom Inc.
                (Class A)*                                                                        3,340
       1,874   Verso Technologies, Inc.*                                                            918
       1,302   West Corp.*                                                                       43,474
                                                                                        ---------------
                                                                                                632,335
                                                                                        ---------------
               STEEL (0.2%)
       2,110   AK Steel Holding Corp.*                                                           30,616
       1,585   Allegheny Technologies Inc.                                                       38,040
         436   Carpenter Technology Corp.                                                        26,709
       2,664   Nucor Corp.                                                                      149,610
         471   Quanex Corp.                                                                      24,831
         921   Reliance Steel &
                Aluminum Co.                                                                     35,339
         319   Schnitzer Steel Industries, Inc.                                                  10,990

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
       1,225   Steel Dynamics, Inc.*                                                    $        46,305
       2,001   United States Steel Corp.                                                        103,652
       1,668   Worthington Industries, Inc.                                                      34,161
                                                                                        ---------------
                                                                                                500,253
                                                                                        ---------------
               TELECOMMUNICATION EQUIPMENT (1.2%)
      15,595   ADC Telecommunications,
                Inc.*                                                                            40,079
       1,533   ADTRAN, Inc.                                                                      27,456
       2,998   Andrew Corp.*                                                                     39,154
       1,462   Arris Group, Inc.*                                                                 9,050
       1,030   At Road, Inc.*                                                                     6,015
       2,492   Avanex Corp.*                                                                      5,781
         708   C-COR.net Corp.*                                                                   5,643
       9,454   CIENA Corp.*                                                                      24,108
       1,822   CommScope, Inc.*                                                                  27,385
         272   Comtech Telecommunications
                Corp.*                                                                            8,932
       3,888   Comverse Technology, Inc.*                                                        86,897
      25,991   Corning Inc.*                                                                    284,341
         605   Ditech Communications
                Corp.*                                                                            8,047
       1,180   Harmonic, Inc.*                                                                   13,452
       1,290   Harris Corp.                                                                      83,553
       1,201   InterDigital Communications
                Corp.*                                                                           21,450
         488   Inter-Tel, Inc.                                                                   12,927
         668   InterVoice-Brite, Inc.*                                                            7,929
      79,686   Lucent Technologies Inc.*                                                        259,776
      41,862   Motorola, Inc.                                                                   658,908
       3,099   Oplink Communications, Inc.*                                                       4,679
         853   Plantronics, Inc.                                                                 31,740
       1,922   Polycom, Inc.*                                                                    33,212
       1,231   Powerwave
                Technologies, Inc.*                                                               9,688
      28,936   QUALCOMM Inc.                                                                  1,077,577
       1,150   REMEC, Inc.*                                                                       8,165
       4,721   Sonus Networks, Inc.*                                                             28,940
         357   SpectraLink Corp.                                                                  5,923
       1,620   Stratex Network, Inc.*                                                             3,694
       7,073   Sycamore Networks, Inc.*                                                          24,473
       1,427   Tekelec*                                                                          26,043
       8,932   Tellabs, Inc.*                                                           $        63,596
       1,454   Terayon Communication
                Systems, Inc.*                                                                    4,653
       1,219   Trimble Navigation Ltd.*                                                          43,348
         512   ViaSat, Inc.*                                                                     11,397
         961   Westell Technologies, Inc.
                (Class A)*                                                                        7,280
                                                                                        ---------------
                                                                                              3,015,291
                                                                                        ---------------
               TEXTILES (0.0%)
         939   Albany International Corp.
                (Class A)                                                                        32,067
                                                                                        ---------------
               TOBACCO (1.1%)
      36,622   Altria Group, Inc.                                                             2,337,582
       1,590   Reynolds American, Inc.                                                          127,868
         761   Universal Corp.                                                                   35,965
       3,055   UST, Inc.                                                                        154,766
         990   Vector Group Ltd.                                                                 16,078
                                                                                        ---------------
                                                                                              2,672,259
                                                                                        ---------------
               TOOLS/HARDWARE (0.1%)
       1,506   Black & Decker Corp.                                                             124,094
         928   Briggs & Stratton Corp.                                                           35,997
       1,129   Snap-On, Inc.                                                                     37,381
       1,570   Stanley Works (The)                                                               74,669
         664   Toro Co. (The)                                                                    55,278
                                                                                        ---------------
                                                                                                327,419
                                                                                        ---------------
               TRUCKING (0.2%)
         580   Arkansas Best Corp.                                                               23,299
       1,755   Heartland Express, Inc.                                                           37,276
       1,636   Hunt (J.B.) Tansport
                Services, Inc.*                                                                  72,180
       1,204   Knight Transportation, Inc.*                                                      29,618
       1,536   Landstar System, Inc.*                                                            53,422
         471   Old Dominion Freight
                Line, Inc.*                                                                      16,650
         543   Overnite Corp.                                                                    16,768
       1,620   Swift Transportation
                Co., Inc.*                                                                       36,126
         715   USF Corp.                                                                         23,566
       1,545   Werner Enterprises, Inc.                                                          32,939

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
         575   Yellow Roadway Corp.*                                                    $        32,557
                                                                                        ---------------
                                                                                                374,401
                                                                                        ---------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY (0.6%)
       1,496   AGCO Corp.*                                                                       30,713
       6,105   Caterpillar Inc.                                                                 543,955
         820   Cummins Inc.                                                                      63,689
       4,650   Deere & Co.                                                                      322,849
       1,619   Federal Signal Corp.                                                              26,762
         840   JLG Industries, Inc.                                                              14,792
       1,758   Joy Global Inc.                                                                   49,101
         710   Manitowoc Co., Inc.                                                               25,844
         128   NACCO Industries, Inc.
                (Class A)                                                                        12,794
       1,330   Navistar International Corp.*                                                     51,764
         696   OshKosh Truck Corp.                                                               51,079
       3,209   PACCAR, Inc.                                                                     226,748
         558   Stewart & Stevenson
                Services, Inc.                                                                   11,406
       1,048   Terex Corp.*                                                                      45,116
         899   Trinity Industries, Inc.                                                          27,195
         504   Wabash National Corp.*                                                            12,792
         848   Wabtec Corp.                                                                      15,807
                                                                                        ---------------
                                                                                              1,532,406
                                                                                        ---------------
               WATER UTILITIES (0.0%)
       1,791   Aqua America Inc.                                                                 43,038
         331   California Water Service
                Group                                                                            10,744
                                                                                        ---------------
                                                                                                 53,782
                                                                                        ---------------
               WHOLESALE DISTRIBUTORS (0.2%)
         555   Applied Industries
                Technologies, Inc.                                                               16,062
       3,236   Genuine Parts Co.                                                                136,980
       1,505   Grainger (W.W.), Inc.                                                             92,121
         485   Handleman Co.                                                                      9,433
       1,024   Hughes Supply, Inc.                                                               31,109
         331   Imagistics International Inc.*                                                    11,337
         939   MSC Industrial Direct Co., Inc.
                (Class A)                                                                        32,508
         366   School Specialty, Inc.*                                                           14,234
       1,507   SCP Pool Corp.*                                                                   44,788
         732   United Stationers, Inc.*                                                 $        31,776
         788   WESCO International, Inc.*                                                        26,627
                                                                                        ---------------
                                                                                                446,975
                                                                                        ---------------
               WIRELESS TELECOMMUNICATIONS (0.3%)
       1,872   Centennial Communications
                Corp. (Class A)*                                                                 16,286
       2,170   Dobson Communications
                Corp. (Class A)*                                                                  3,993
      19,181   Nextel Communications, Inc.
                (Class A)*                                                                      550,303
       3,538   Nextel Partners, Inc.
                (Class A)*                                                                       70,371
       1,110   Price Communications
                Corp.*                                                                           19,281
       1,120   Telephone & Data
                Systems, Inc.                                                                    92,198
       1,186   Triton PCS Holdings, Inc.
                (Class A)*                                                                        4,376
         301   United States Cellular Corp.*                                                     13,515
       1,644   Western Wireless Corp.
                (Class A)*                                                                       62,110
                                                                                        ---------------
                                                                                                832,433
                                                                                        ---------------
               TOTAL COMMON STOCKS
                (COST $217,964,238)                                                         239,432,128
                                                                                        ---------------
               CONVERTIBLE PREFERRED STOCK (0.0%)
               REAL ESTATE INVESTMENT TRUSTS
         253   Simon Property Group, Inc.
                (COST $13,548)                                                                   14,368
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF                                                             EXPIRATION
   SHARES                                                                  DATE              VALUE
-------------------------------------------------------------------------------------------------------
               WARRANTS (0.0%)
               INTERNET RETAIL (0.0%)
         488   IAC Interactive Corp.*                                    02/04/09       $        11,624
                                                                                        ---------------
               TELECOMMUNICATION EQUIPMENT (0.0%)
       8,571   Lucent Technologies
                Inc.*                                                    12/10/07                 9,985
                                                                                        ---------------
               TOTAL WARRANTS
                (COST $4,569)                                                                    21,609
                                                                                        ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENT (2.8%)
               REPURCHASE AGREEMENT
$      6,909   Joint repurchase agreement account
               2.485% due 02/01/05 (dated
               01/31/05; proceeds $6,909,477) (a)
               (COST $6,909,000)                                                              6,909,000
                                                                                        ---------------
TOTAL INVESTMENTS
 (COST $224,891,355) (b)(c)                                                      99.9%      246,377,105
                                                                                        ---------------
OTHER ASSETS IN EXCESS
 OF LIABILITIES                                                                   0.1           133,057
                                                                      ---------------   ---------------
NET ASSETS                                                                      100.0%  $   246,510,162
                                                                      ===============   ===============

----------
ADR  AMERICAN DEPOSITORY RECEIPT.
*    NON-INCOME PRODUCING SECURITY.
** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $362,250.
(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $6,836,101 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $67,941,069 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $46,455,319, RESULTING IN NET UNREALIZED APPRECIATION OF $21,485,750.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2005:

                                                                                        UNREALIZED
NUMBER OF                              DESCRIPTION, DELIVERY       UNDERLYING FACE     APPRECIATION
CONTRACTS     LONG/SHORT                  MONTH, AND YEAR          AMOUNT AT VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------
   35            Long        Russell 2000 E Mini Index             $  2,188,725         $  (16,398)
                             March 2005
    5            Long        S&P 500 E Mini Index                     1,477,125              1,884
                             March 2005
   60            Long        S&P 500 Index                            3,545,100             23,825
                             March 2005                                                 ----------
                             Net unrealized appreciation                                $    9,311
                                                                                        ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TOTAL MARKET INDEX FUND

SUMMARY OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)

                                                PERCENT OF
SECTOR*                          VALUE          NET ASSETS
----------------------------------------------------------
Finance                     $    52,270,784       21.2%
Health Technology                23,645,558        9.6
Electronic Technology            22,940,712        9.3
Consumer Non-Durables            16,786,012        6.8
Producer Manufacturing           16,417,499        6.7
Technology Services              15,532,510        6.3
Consumer Services                15,235,718        6.2
Retail Trade                     14,586,449        5.9
Energy Minerals                  14,097,561        5.7
Utilities                         8,120,239        3.3
Repurchase Agreement              6,909,000        2.8
Communications                    6,660,840        2.7
Process Industries                6,095,338        2.5
Health Services                   5,493,786        2.2
Consumer Durables                 5,018,162        2.0
Industrial Services               4,993,669        2.0
Transportation                    3,689,681        1.5
Commercial Services               3,051,270        1.3
Non-Energy Minerals               2,521,459        1.0
Distribution Services             2,252,782        0.9
Miscellaneous                        58,076        0.0
                            ---------------     ------
                            $   246,377,105       99.9%
                            ===============     ======

----------
* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $7,210,950 WITH NET UNREALIZED APPRECIATION OF $9,311.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TOTAL MARKET INDEX FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $224,891,355)                                 $   246,377,105
Receivable for:
  Investments sold                                                                              310,688
  Shares of beneficial interest sold                                                            186,099
  Dividends                                                                                     177,207
  Variation margin                                                                               60,425
Prepaid expenses and other assets                                                                48,941
Receivable from affiliate                                                                        33,604
                                                                                        ---------------
    TOTAL ASSETS                                                                            247,194,069
                                                                                        ---------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                                        363,713
  Distribution fee                                                                              182,289
  Investments purchased                                                                          26,689
  Administration fee                                                                              6,774
  Investment advisory fee                                                                         1,893
Accrued expenses and other payables                                                             102,549
                                                                                        ---------------
    TOTAL LIABILITIES                                                                           683,907
                                                                                        ---------------
    NET ASSETS                                                                          $   246,510,162
                                                                                        ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $   287,751,221
Net unrealized appreciation                                                                  21,495,061
Accumulated undistributed net investment income                                                 148,758
Accumulated net realized loss                                                               (62,884,878)
                                                                                        ---------------
    NET ASSETS                                                                          $   246,510,162
                                                                                        ===============
CLASS A SHARES:
Net Assets                                                                              $    13,021,358
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                     1,293,631
    NET ASSET VALUE PER SHARE                                                           $         10.07
                                                                                        ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                     $         10.63
                                                                                        ===============
CLASS B SHARES:
Net Assets                                                                              $   179,121,361
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                    18,229,753
    NET ASSET VALUE PER SHARE                                                           $          9.83
                                                                                        ===============
CLASS C SHARES:
Net Assets                                                                              $    29,845,420
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                     3,038,410
    NET ASSET VALUE PER SHARE                                                           $          9.82
                                                                                        ===============
CLASS D SHARES:
Net Assets                                                                              $    24,522,023
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                     2,418,727
    NET ASSET VALUE PER SHARE                                                           $         10.14
                                                                                        ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends                                                                               $     2,619,246
Interest                                                                                         51,186
                                                                                        ---------------
    TOTAL INCOME                                                                              2,670,432
                                                                                        ---------------
EXPENSES
Distribution fee (Class A shares)                                                                15,743
Distribution fee (Class B shares)                                                               918,987
Distribution fee (Class C shares)                                                               149,584
Professional fees                                                                               274,947
Investment advisory fee                                                                         199,407
Transfer agent fees and expenses                                                                184,387
Shareholder reports and notices                                                                  52,081
Administration fee                                                                               51,015
Registration fees                                                                                22,307
Custodian fees                                                                                   13,513
Trustees' fees and expenses                                                                       1,430
Other                                                                                            10,915
                                                                                        ---------------
    TOTAL EXPENSES                                                                            1,894,316
Less: amounts waived/reimbursed                                                                (309,158)
                                                                                        ---------------

    NET EXPENSES                                                                              1,585,158
                                                                                        ---------------
    NET INVESTMENT INCOME                                                                     1,085,274
                                                                                        ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                                     757,246
Futures contracts                                                                               239,156
                                                                                        ---------------
    NET REALIZED GAIN                                                                           996,402
                                                                                        ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                  18,801,317
Futures contracts                                                                               243,901
                                                                                        ---------------
    NET APPRECIATION                                                                         19,045,218
                                                                                        ---------------
    NET GAIN                                                                                 20,041,620
                                                                                        ---------------
NET INCREASE                                                                            $    21,126,894
                                                                                        ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE SIX         FOR THE YEAR
                                                                                     MONTHS ENDED           ENDED
                                                                                   JANUARY 31, 2005     JULY 31, 2004
                                                                                   ----------------    ----------------
                                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $      1,085,274    $        659,551
Net realized gain                                                                           996,402             232,261
Net change in unrealized appreciation                                                    19,045,218          27,381,456
                                                                                   ----------------    ----------------

    NET INCREASE                                                                         21,126,894          28,273,268
                                                                                   ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares                                                                             (144,845)            (96,917)
Class B shares                                                                             (690,071)           (377,254)
Class C shares                                                                             (125,529)            (74,261)
Class D shares                                                                             (339,565)           (191,598)
                                                                                   ----------------    ----------------

    TOTAL DIVIDENDS                                                                      (1,300,010)           (740,030)
                                                                                   ----------------    ----------------

Net decrease from transactions in shares of beneficial interest                         (18,702,758)        (14,774,118)
                                                                                   ----------------    ----------------

    NET INCREASE                                                                          1,124,126          12,759,120

NET ASSETS:
Beginning of period                                                                     245,386,036         232,626,916
                                                                                   ----------------    ----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$148,758 AND $363,494, RESPECTIVELY)                                               $    246,510,162    $    245,386,036
                                                                                   ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TOTAL MARKET INDEX FUND

NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Dow Jones Wilshire 5000 Composite Index (the "Index"). The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the average net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.20% to the net assets of the Fund determined as of the close of each business day.

The Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the daily net assets of the Fund. Included in the Statement of Assets and Liabilities is a receivable from affiliate which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,244,157 at January 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $210,066 and $2,720, respectively and received $13,926 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2005 aggregated $6,489,623 and $22,452,291, respectively.

Morgan Stanley Trust, an affiliate of Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At January 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $4,700.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

At July 31, 2004, the Fund had a net capital loss carryforward of $64,027,538 of which $993,863 will expire on July 31, 2009, $19,339,053 will expire on July 31, 2010, $32,841,558 will expire on July 31, 2011 and $10,853,064 will expire on
July 31, 2012 to offset future capital gains to the extent provided by regulations.

As of July 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), the mark-to-market of open futures contracts and tax adjustments on real estate investment trusts held by the Fund.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

8. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX
                                                             MONTHS ENDED                       FOR THE YEAR
                                                           JANUARY 31, 2005                        ENDED
                                                                                               JULY 31, 2004
                                                     ------------------------------    ------------------------------
                                                              (UNAUDITED)

                                                         SHARES          AMOUNT            SHARES          AMOUNT
                                                     -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                                       293,691    $   2,817,543          355,069    $   3,324,259
Reinvestment of dividends                                   13,310          137,233            9,755           90,036
Redeemed                                                  (234,486)      (2,287,838)        (689,054)      (6,348,294)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease)-- Class A                           72,515          666,938         (324,230)      (2,933,999)
                                                     -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                                       470,977        4,496,679        2,667,480       23,876,285
Reinvestment of dividends                                   61,790          622,226           37,902          341,491
Redeemed                                                (2,490,864)     (23,691,169)      (5,077,866)     (45,562,441)
                                                     -------------    -------------    -------------    -------------
Net decrease -- Class B                                 (1,958,097)     (18,572,264)      (2,372,484)     (21,344,665)
                                                     -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                                       145,807        1,411,236        1,082,929        9,594,163
Reinvestment of dividends                                   10,801          108,765            7,001           63,080
Redeemed                                                  (373,200)      (3,544,371)        (728,728)      (6,513,222)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) -- Class C                        (216,592)      (2,024,370)         361,202        3,144,021
                                                     -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                                       759,968        7,410,076        1,395,726       12,983,730
Reinvestment of dividends                                   26,843          278,634           17,251          160,258
Redeemed                                                  (651,209)      (6,461,772)        (719,586)      (6,783,463)
                                                     -------------    -------------    -------------    -------------
Net increase -- Class D                                    135,602        1,226,938          693,391        6,360,525
                                                     -------------    -------------    -------------    -------------
Net decrease in Fund                                    (1,966,572)   $ (18,702,758)      (1,642,121)   $ (14,774,118)
                                                     =============    =============    =============    =============

MORGAN STANLEY TOTAL MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                    FOR THE YEAR ENDED JULY 31,
                                                    MONTHS ENDED           -------------------------------------------
                                                  JANUARY 31, 2005                 2004                    2003
                                                -------------------        -------------------     -------------------
                                                    (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $              9.32        $              8.33     $              7.52
                                                -------------------        -------------------     -------------------
Income (loss) from investment operations:

  Net investment income++                                      0.07                       0.08                    0.08
  Net realized and unrealized gain
   (loss)                                                      0.80                       0.98                    0.76
                                                -------------------        -------------------     -------------------
Total income (loss) from investment
 operations                                                    0.87                       1.06                    0.84
                                                -------------------        -------------------     -------------------
Less dividends and distributions from:

  Net investment income                                       (0.12)                     (0.07)                  (0.03)
  Net realized gains                                              -                          -                       -
                                                -------------------        -------------------     -------------------
Total dividends and distributions                             (0.12)                     (0.07)                  (0.03)
                                                -------------------        -------------------     -------------------

Net asset value, end of period                  $             10.07        $              9.32     $              8.33
                                                ===================        ===================     ===================
TOTAL RETURN+                                                  9.26%(1)                  12.79%                  11.23%

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                       0.65%(2)                   0.72%                   0.75%
Net investment income                                          1.48%(2)                   0.91%                   1.01%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                      $            13,021        $            11,383     $            12,865
Portfolio turnover rate                                           3%(1)                      3%                      4%

                                                                                                      FOR THE PERIOD
                                                          FOR THE YEAR ENDED JULY 31,              SEPTEMBER 28, 1999*
                                                ----------------------------------------------        THROUGH
                                                        2002                       2001            JULY 31, 2000
                                                -------------------        -------------------     -------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $              9.70        $             11.38     $             10.00
                                                -------------------        -------------------     -------------------
Income (loss) from investment operations:

  Net investment income++                                      0.06                       0.06                    0.06
  Net realized and unrealized gain
   (loss)                                                     (2.24)                     (1.74)                   1.34
                                                -------------------        -------------------     -------------------
Total income (loss) from investment
 operations                                                   (2.18)                     (1.68)                   1.40
                                                -------------------        -------------------     -------------------
Less dividends and distributions from:

  Net investment income                                           -                          -                       -
  Net realized gains                                              -                          -                   (0.02)
                                                -------------------        -------------------     -------------------
Total dividends and distributions                                 -                          -                   (0.02)
                                                -------------------        -------------------     -------------------
Net asset value, end of period                  $              7.52        $              9.70     $             11.38
                                                ===================        ===================     ===================
TOTAL RETURN+                                                (22.47)%                   (14.76)%                 13.99%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                       0.75%                      0.71%                   0.75%(2)
Net investment income                                          0.67%                      0.58%                   0.58%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                      $            13,410        $            16,678     $            22,895
Portfolio turnover rate                                           4%                         7%                      2%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                          EXPENSE           NET INVESTMENT
                            PERIOD ENDED                   RATIO             INCOME RATIO
                         -------------------        -------------------     --------------
                         JANUARY 31, 2005                   0.90%                 1.24%
                         JULY 31, 2004                      0.87%                 0.76%
                         JULY 31, 2003                      0.94%                 0.82%
                         JULY 31, 2002                      0.90%                 0.52%
                         JULY 31, 2001                      0.81%                 0.48%
                         JULY 31, 2000                      0.90%                 0.43%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                      FOR THE YEAR ENDED JULY 31,
                                                   MONTHS ENDED            -------------------------------------------
                                                 JANUARY 31, 2005                  2004                    2003
                                                -------------------        -------------------     -------------------
                                                    (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $              9.07        $              8.11     $              7.35
                                                -------------------        -------------------     -------------------

Income (loss) from investment operations:
  Net investment income (loss)++                               0.03                       0.01                    0.02
  Net realized and unrealized gain
   (loss)                                                      0.77                       0.97                    0.75
                                                -------------------        -------------------     -------------------
Total income (loss) from investment
 operations                                                    0.80                       0.98                    0.77
                                                -------------------        -------------------     -------------------

Less dividends and distributions from:
  Net investment income                                       (0.04)                     (0.02)                  (0.01)
  Net realized gains                                              -                          -                       -
                                                -------------------        -------------------     -------------------
Total dividends and distributions                             (0.04)                     (0.02)                  (0.01)
                                                -------------------        -------------------     -------------------

Net asset value, end of period                  $              9.83        $              9.07     $              8.11
                                                ===================        ===================     ===================

TOTAL RETURN+                                                  8.78%(1)                  12.05%                  10.46%

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                       1.40%(2)                   1.47%                   1.50%
Net investment income (loss)                                   0.73%(2)                   0.16%                   0.26%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                      $           179,121        $           183,031     $           182,932
Portfolio turnover rate                                           3%(1)                      3%                      4%

                                                                                                     FOR THE PERIOD
                                                         FOR THE YEAR ENDED JULY 31,               SEPTEMBER 28, 1999*
                                                ----------------------------------------------           THROUGH
                                                       2002                       2001                JULY 31, 2000
                                                -------------------        -------------------     -------------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $              9.56        $             11.31     $             10.00
                                                -------------------        -------------------     -------------------

Income (loss) from investment operations:
  Net investment income (loss)++                              (0.01)                     (0.02)                  (0.02)
  Net realized and unrealized gain
   (loss)                                                     (2.20)                     (1.73)                   1.35
                                                -------------------        -------------------     -------------------
Total income (loss) from investment
 operations                                                   (2.21)                     (1.75)                   1.33
                                                -------------------        -------------------     -------------------

Less dividends and distributions from:
  Net investment income                                           -                          -                       -
  Net realized gains                                              -                          -                   (0.02)
                                                -------------------        -------------------     -------------------
Total dividends and distributions                                 -                          -                   (0.02)
                                                -------------------        -------------------     -------------------

Net asset value, end of period                  $              7.35        $              9.56     $             11.31
                                                ===================        ===================     ===================

TOTAL RETURN+                                                (23.12)%                   (15.47)%                 13.29%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                       1.50%                      1.50%                   1.50%(2)
Net investment income (loss)                                  (0.08)%                    (0.21)%                 (0.17)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                      $           191,843        $           290,758     $           356,899
Portfolio turnover rate                                           4%                         7%                      2%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                          EXPENSE             NET INVESTMENT
                            PERIOD ENDED                   RATIO            INCOME (LOSS) RATIO
                         -------------------        -------------------     -------------------
                         JANUARY 31, 2005                   1.65%                  0.49%
                         JULY 31, 2004                      1.62%                  0.01%
                         JULY 31, 2003                      1.69%                  0.07%
                         JULY 31, 2002                      1.65%                 (0.23)%
                         JULY 31, 2001                      1.60%                 (0.31)%
                         JULY 31, 2000                      1.65%                 (0.32)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                      FOR THE YEAR ENDED JULY 31,
                                                   MONTHS ENDED            -------------------------------------------
                                                 JANUARY 31, 2005                  2004                    2003
                                                -------------------        -------------------     -------------------
                                                    (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $              9.07        $              8.11     $              7.36
                                                -------------------        -------------------     -------------------

Income (loss) from investment operations:
  Net investment income (loss)++                               0.03                       0.01                    0.02
  Net realized and unrealized gain
   (loss)                                                      0.76                       0.97                    0.74
                                                -------------------        -------------------     -------------------
Total income (loss) from investment
 operations                                                    0.79                       0.98                    0.76
                                                -------------------        -------------------     -------------------

Less dividends and distributions from:
  Net investment income                                       (0.04)                     (0.02)                  (0.01)
  Net realized gains                                              -                          -                       -
                                                -------------------        -------------------     -------------------
Total dividends and distributions                             (0.04)                     (0.02)                  (0.01)
                                                -------------------        -------------------     -------------------

Net asset value, end of period                  $              9.82        $              9.07     $              8.11
                                                ===================        ===================     ===================
TOTAL RETURN+                                                  8.71%(1)                  12.13%                  10.31%

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                       1.40%(2)                   1.47%                   1.50%
Net investment income (loss)                                   0.73%(2)                   0.16%                   0.26%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                      $            29,845        $            29,514     $            23,483
Portfolio turnover rate                                           3%(1)                      3%                      4%

                                                                                                     FOR THE PERIOD
                                                         FOR THE YEAR ENDED JULY 31,               SEPTEMBER 28, 1999*
                                                ----------------------------------------------           THROUGH
                                                       2002                       2001                JULY 31, 2000
                                                -------------------        -------------------     -------------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $              9.56        $             11.31     $             10.00
                                                -------------------        -------------------     -------------------

Income (loss) from investment operations:
  Net investment income (loss)++                               0.00                      (0.02)                  (0.02)
  Net realized and unrealized gain
   (loss)                                                     (2.20)                     (1.73)                   1.35
                                                -------------------        -------------------     -------------------
Total income (loss) from investment
 operations                                                   (2.20)                     (1.75)                   1.33
                                                -------------------        -------------------     -------------------

Less dividends and distributions from:
  Net investment income                                           -                          -                       -
  Net realized gains                                              -                          -                   (0.02)
                                                -------------------        -------------------     -------------------
Total dividends and distributions                                 -                          -                   (0.02)
                                                -------------------        -------------------     -------------------

Net asset value, end of period                  $              7.36        $              9.56     $             11.31
                                                ===================        ===================     ===================

TOTAL RETURN+                                                (23.01)%                   (15.47)%                 13.29%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                       1.42%                      1.50%                   1.50%(2)
Net investment income (loss)                                   0.00%                     (0.21)%                 (0.17)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                      $            24,616        $            35,607     $            43,901
Portfolio turnover rate
                                                                  4%                         7%                      2%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                          EXPENSE             NET INVESTMENT
                            PERIOD ENDED                   RATIO            INCOME (LOSS) RATIO
                         -------------------        -------------------     -------------------
                         JANUARY 31, 2005                   1.65%                  0.49%
                         JULY 31, 2004                      1.62%                  0.01%
                         JULY 31, 2003                      1.69%                  0.07%
                         JULY 31, 2002                      1.57%                 (0.15)%
                         JULY 31, 2001                      1.60%                 (0.31)%
                         JULY 31, 2000                      1.65%                 (0.32)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                      FOR THE YEAR ENDED JULY 31,
                                                   MONTHS ENDED            -------------------------------------------
                                                 JANUARY 31, 2005                  2004                    2003
                                                -------------------        -------------------     -------------------
                                                    (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $              9.40        $              8.40     $              7.57
                                                -------------------        -------------------     -------------------

Income (loss) from investment operations:
  Net investment income++                                      0.09                       0.11                    0.09
  Net realized and unrealized gain
   (loss)                                                      0.79                       0.99                    0.78
                                                -------------------        -------------------     -------------------
Total income (loss) from investment
 operations                                                    0.88                       1.10                    0.87
                                                -------------------        -------------------     -------------------

Less dividends and distributions from:
  Net investment income                                       (0.14)                     (0.10)                  (0.04)
  Net realized gains                                              -                          -                       -
                                                -------------------        -------------------     -------------------
Total dividends and distributions                             (0.14)                     (0.10)                  (0.04)
                                                -------------------        -------------------     -------------------

Net asset value, end of period                  $             10.14        $              9.40     $              8.40
                                                ===================        ===================     ===================

TOTAL RETURN+                                                  9.32%(1)                  13.11%                  11.54%

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                       0.40%(2)                   0.47%                   0.50%
Net investment income                                          1.73%(2)                   1.16%                   1.26%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                      $            24,522        $            21,458     $            13,347
Portfolio turnover rate                                           3%(1)                      3%                      4%

                                                                                                     FOR THE PERIOD
                                                         FOR THE YEAR ENDED JULY 31,               SEPTEMBER 28, 1999*
                                                ----------------------------------------------           THROUGH
                                                       2002                       2001                JULY 31, 2000
                                                -------------------        -------------------     -------------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $              9.74        $             11.41     $             10.00
                                                -------------------        -------------------     -------------------

Income (loss) from investment operations:
  Net investment income++                                      0.08                       0.08                    0.08
  Net realized and unrealized gain
   (loss)                                                     (2.25)                     (1.75)                   1.35
                                                -------------------        -------------------     -------------------
Total income (loss) from investment
 operations                                                   (2.17)                     (1.67)                   1.43
                                                -------------------        -------------------     -------------------

Less dividends and distributions from:
  Net investment income                                           -                          -                       -
  Net realized gains                                              -                          -                   (0.02)
                                                -------------------        -------------------     -------------------
Total dividends and distributions                                 -                          -                   (0.02)
                                                -------------------        -------------------     -------------------

Net asset value, end of period                  $              7.57        $              9.74     $             11.41
                                                ===================        ===================     ===================

TOTAL RETURN+                                                (22.28)%                   (14.64)%                 14.30%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                       0.50%                      0.50%                   0.50%(2)
Net investment income                                          0.92%                      0.79%                   0.83%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                      $             6,506        $             7,329     $             3,628
Portfolio turnover rate                                           4%                         7%                      2%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                          EXPENSE           NET INVESTMENT
                            PERIOD ENDED                   RATIO             INCOME RATIO
                         -------------------        -------------------     --------------
                         JANUARY 31, 2005                   0.65%                 1.49%
                         JULY 31, 2004                      0.62%                 1.01%
                         JULY 31, 2003                      0.69%                 1.07%
                         JULY 31, 2002                      0.65%                 0.77%
                         JULY 31, 2001                      0.60%                 0.69%
                         JULY 31, 2000                      0.65%                 0.68%

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

36085RPT-RA05-00192P-Y01/05

[MORGAN STANLEY LOGO]

[GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                    TOTAL MARKET
                                                                      INDEX FUND

                                                               SEMIANNUAL REPORT
                                                                JANUARY 31, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005